UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07443

Name of Registrant: Vanguard Whitehall Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2015

Item 1: Schedule of Investments

Vanguard International Explorer Fund

Schedule of Investments
As of January 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (95.0%)[1]
Australia (3.9%)
Computershare Ltd.	1,339,861	12,039
Mirvac Group	8,033,711	12,016
Iluka Resources Ltd.	2,094,685	11,375
Ansell Ltd.	563,884	9,898
Amcor Ltd.	867,190	8,571
* Asaleo Care Ltd.	6,618,650	8,456
Incitec Pivot Ltd.	2,439,068	6,803
* Spotless Group Holdings Ltd.	2,681,355	3,870
Nufarm Ltd.	826,442	3,632
^ Super Retail Group Ltd.	487,097	3,287
Tox Free Solutions Ltd.	1,259,826	2,846
SAI Global Ltd.	860,702	2,616
Transpacific Industries Group Ltd.	3,922,201	2,509
Challenger Ltd.	508,446	2,474
Recall Holdings Ltd.	423,397	2,345
*,^ Karoon Gas Australia Ltd.	722,276	1,175
^ Vocation Ltd.	1,196,528	233
		94,145
Austria (1.2%)
ANDRITZ AG	478,044	25,877
* Kapsch TrafficCom AG	85,000	1,952
Schoeller-Bleckmann Oilfield Equipment AG	30,644	1,813
		29,642
Belgium (0.5%)
Cie d'Entreprises CFE	46,638	4,441
Ackermans & van Haaren NV	31,402	3,732
D'ieteren SA	94,229	3,043
		11,216
Brazil (0.3%)
BR Properties SA	1,412,388	4,700
Magazine Luiza SA	690,795	1,735
		6,435
Canada (0.0%)
*,^ Pacific Rubiales Energy Corp.	228,580	531

China (1.4%)
Shenzhou International Group Holdings Ltd.	2,009,000	7,300
Dah Chong Hong Holdings Ltd.	10,202,000	5,974
^ Baoxin Auto Group Ltd.	9,677,000	5,540
* WuXi PharmaTech Cayman Inc. ADR	127,245	5,103
E-House China Holdings Ltd. ADR	576,200	3,958
Haitian International Holdings Ltd.	1,960,000	3,800
Shanghai Fosun Pharmaceutical Group Co. Ltd.	747,770	2,699
* Leju Holdings Ltd. ADR	33,405	340
		34,714
Denmark (2.8%)
Matas A/S	1,234,405	26,768

*	Jyske Bank A/S	330,000	14,937
	GN Store Nord A/S	400,000	8,967
	DSV A/S	170,712	5,377
	H Lundbeck	247,030	5,017
	SimCorp A/S	164,877	4,792
*	Auriga Industries A/S Class B	46,016	2,178
*	OW Bunker A/S	1,000,000	—
			68,036
Finland (0.2%)
	Vaisala Oyj	125,000	3,195
	Tikkurila Oyj	67,090	1,211
			4,406
France (4.6%)
	Montupet	300,000	23,808
	Rubis SCA	350,000	20,298
	Eurofins Scientific SE	65,000	16,699
	Korian-Medica	280,000	10,589
	Euler Hermes Group	100,000	9,793
	Lectra	600,000	6,750
	Groupe Eurotunnel SE	450,000	6,042
*	Naturex	100,000	5,233
	Imerys SA	62,516	4,514
	Eurazeo SA	44,687	3,132
	Wendel SA	24,733	2,772
	Virbac SA	10,557	2,343
*	Inside Secure SA	259,159	726
			112,699
Germany (5.6%)
	MTU Aero Engines AG	260,000	23,787
	XING AG	165,000	20,146
*,^ BRAAS Monier Building Group SA		814,757	16,637
	Freenet AG	500,000	14,888
	Sartorius AG Preference Shares	100,293	12,857
*	Tom Tailor Holding AG	890,000	10,927
	RIB Software AG	700,000	8,911
	Zeal Network SE	190,000	7,999
	Grenkeleasing AG	57,162	6,119
	Rheinmetall AG	83,403	3,609
	STRATEC Biomedical AG	62,698	3,378
*	Suss Microtec AG	583,034	3,064
	ElringKlinger AG	62,910	2,192
	SAF-Holland SA	124,766	1,842
*,^ LPKF Laser & Electronics AG		35,055	387
	CTS Eventim AG & Co. KGaA	9,990	286
			137,029
Greece (0.1%)
	Grivalia Properties REIC	237,094	2,112

Hong Kong (1.6%)
	Techtronic Industries Co. Ltd.	7,500,000	24,493
	Johnson Electric Holdings Ltd.	2,472,625	9,011
	Yue Yuen Industrial Holdings Ltd.	1,656,500	6,164
			39,668
India (3.7%)
*	Gujarat Pipavav Port Ltd.	11,736,615	38,947

	Idea Cellular Ltd.	8,030,074	20,036
	Apollo Hospitals Enterprise Ltd.	895,498	18,955
	Cipla Ltd.	845,175	9,476
	Multi Commodity Exchange of India Ltd.	205,558	2,919
			90,333
Indonesia (0.6%)
	Matahari Department Store Tbk PT	6,888,200	8,413
	Ciputra Property Tbk PT	73,359,500	4,727
	Gajah Tunggal Tbk PT	13,651,990	1,567
			14,707
Ireland (4.8%)
	Smurfit Kappa Group plc	1,450,000	35,649
	Glanbia plc	1,400,000	22,540
	Paddy Power plc	250,000	19,484
*	Dalata Hotel Group plc	3,500,000	11,549
	FBD Holdings plc	725,000	9,002
	IFG Group plc	3,262,005	5,713
*	Irish Residential Properties REIT plc	4,200,000	4,810
	Irish Continental Group plc	1,260,526	4,660
	Origin Enterprises plc	485,000	4,308
			117,715
Italy (5.8%)
*	Maire Tecnimont SPA	8,953,862	19,709
*	Cerved Information Solutions SPA	3,384,087	18,277
*	Sorin SPA	7,250,000	16,825
*	Banca Popolare dell'Emilia Romagna SC	2,250,000	15,174
*	FinecoBank Banca Fineco SPA	2,500,000	13,458
	Credito Emiliano SPA	1,450,000	11,282
	Amplifon SPA	1,300,000	7,776
*,2 Anima Holding SPA		1,054,590	5,269
	Prysmian SPA	250,000	4,625
	Brunello Cucinelli SPA	209,713	4,314
*	Yoox SPA	175,000	3,787
^	Beni Stabili SpA SIIQ	4,427,507	3,308
*	Ei Towers SPA	61,162	3,035
	DiaSorin SPA	67,611	2,699
	Salvatore Ferragamo SPA	83,734	2,424
	Banca Generali SPA	78,639	2,197
*	Autogrill SPA	256,583	2,192
*,2 RAI Way SPA		423,900	1,653
	Moncler SPA	107,595	1,598
	Immobiliare Grande Distribuzione SIIQ SPA	1,358,830	1,117
			140,719
Japan (22.3%)
	Nitta Corp.	722,900	17,365
	Tsuruha Holdings Inc.	249,835	16,788
	JSP Corp.	824,900	16,485
	NEC Networks & System Integration Corp.	706,300	15,179
	Kissei Pharmaceutical Co. Ltd.	456,500	13,695
	Trusco Nakayama Corp.	506,800	13,497
	Arcs Co. Ltd.	638,900	13,164
	Tokai Tokyo Financial Holdings Inc.	1,958,200	12,986
	Kuroda Electric Co. Ltd.	836,700	11,988
	Eagle Industry Co. Ltd.	618,600	11,521
	Nabtesco Corp.	435,400	11,240
	Nippon Densetsu Kogyo Co. Ltd.	781,000	11,206

Aica Kogyo Co. Ltd.	502,200	11,178
Nihon Parkerizing Co. Ltd.	433,100	10,325
Hitachi High-Technologies Corp.	328,200	10,195
Daibiru Corp.	1,114,900	9,809
Lintec Corp.	436,700	9,610
Koito Manufacturing Co. Ltd.	291,700	9,485
Nippon Soda Co. Ltd.	1,516,000	8,622
Obara Group Inc.	172,400	8,604
Digital Garage Inc.	598,600	8,523
Ai Holdings Corp.	484,000	8,427
Kureha Corp.	2,018,000	8,407
Mitsui Sugar Co. Ltd.	2,469,000	8,372
^ Kakaku.com Inc.	553,100	7,824
Takasago International Corp.	1,528,000	7,599
OBIC Business Consultants Ltd.	252,400	7,593
TPR Co. Ltd.	291,200	7,369
Hitachi Transport System Ltd.	560,400	7,331
Kumiai Chemical Industry Co. Ltd.	897,000	6,981
Asahi Intecc Co. Ltd.	131,635	6,977
Glory Ltd.	258,700	6,780
Zenkoku Hosho Co. Ltd.	198,755	6,334
Tokyo Steel Manufacturing Co. Ltd.	836,100	6,283
IHI Corp.	1,180,245	6,149
Unipres Corp.	352,600	6,134
Musashi Seimitsu Industry Co. Ltd.	324,700	6,114
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,407,995	6,091
Shinsei Bank Ltd.	3,262,235	5,913
GLP J-Reit	4,941	5,612
Nichi-iko Pharmaceutical Co. Ltd.	292,800	5,273
Plenus Co. Ltd.	302,300	5,199
^ Sumco Corp.	305,100	5,120
Hoshizaki Electric Co. Ltd.	100,055	5,073
Tsutsumi Jewelry Co. Ltd.	233,100	4,978
Nippon Shinyaku Co. Ltd.	149,000	4,922
Yamato Kogyo Co. Ltd.	190,320	4,898
Yaskawa Electric Corp.	378,275	4,836
Denyo Co. Ltd.	277,970	4,591
Kobe Steel Ltd.	2,540,000	4,455
TDK Corp.	71,300	4,444
^ Modec Inc.	271,600	4,376
^ Message Co. Ltd.	160,280	4,279
Asahi Diamond Industrial Co. Ltd.	399,300	4,071
Kawasaki Heavy Industries Ltd.	847,000	4,058
Sumitomo Real Estate Sales Co. Ltd.	168,400	3,983
Welcia Holdings Co. Ltd.	107,500	3,957
^ Zuiko Corp.	98,460	3,884
SCSK Corp.	149,900	3,733
Jamco Corp.	131,700	3,575
Makino Milling Machine Co. Ltd.	415,220	3,568
Iida Group Holdings Co. Ltd.	279,285	3,474
Sanwa Holdings Corp.	495,265	3,425
^ Yushin Precision Equipment Co. Ltd.	175,200	3,327
Nippon Shokubai Co. Ltd.	246,805	3,315
* Tokyo TY Financial Group Inc.	114,043	3,264
Nikkiso Co. Ltd.	370,880	3,264
Sanken Electric Co. Ltd.	382,000	3,124
Teijin Ltd.	1,042,000	3,104

Mitsubishi Gas Chemical Co. Inc.	667,865	3,020
Showa Denko KK	2,354,000	3,009
CyberAgent Inc.	61,210	2,695
Mitsubishi Materials Corp.	825,000	2,601
IBJ Leasing Co. Ltd.	137,965	2,599
Tenma Corp.	193,200	2,559
^ Internet Initiative Japan Inc.	120,585	2,529
THK Co. Ltd.	98,455	2,391
Ferrotec Corp.	455,800	2,293
DMG Mori Seiki Co. Ltd.	168,137	2,181
Kenedix Inc.	462,000	2,078
Shizuoka Gas Co. Ltd.	282,050	1,801
Daiwa Office Investment Corp.	306	1,775
Nafco Co. Ltd.	121,200	1,653
Ichiyoshi Securities Co. Ltd.	162,305	1,642
Exedy Corp.	74,200	1,632
Yokogawa Electric Corp.	155,605	1,629
^ Pocket Card Co. Ltd.	280,270	1,247
Nippon Thompson Co. Ltd.	148,000	717
Jaccs Co. Ltd.	53,045	247
		543,623
Luxembourg (1.2%)
* Stabilus SA	525,000	16,870
B&M European Value Retail SA	1,064,882	5,060
Samsonite International SA	1,243,800	3,775
Reinet Investments SCA	169,871	3,770
2 O'Key Group SA GDR	224,898	755
		30,230
Malaysia (0.4%)
Bursa Malaysia Bhd.	4,245,200	9,571

Netherlands (1.4%)
Delta Lloyd NV	1,055,000	19,933
Sligro Food Group NV	170,000	6,486
USG People NV	495,949	5,716
* Constellium NV Class A	121,500	2,237
		34,372
New Zealand (0.4%)
Fletcher Building Ltd.	1,475,159	8,961

Norway (1.6%)
Borregaard ASA	2,640,000	18,575
* Storebrand ASA	5,300,000	16,022
Kongsberg Gruppen ASA	284,342	4,808
		39,405
Other (0.1%)
Copa Holdings SA Class A	24,400	2,623

Singapore (1.3%)
UOL Group Ltd.	2,348,000	12,496
Mapletree Industrial Trust	6,683,880	7,549
First Resources Ltd.	5,310,000	7,293
* Vard Holdings Ltd.	11,129,000	4,142
		31,480

South Africa (0.1%)
Gold Fields Ltd.	621,079	3,578

South Korea (1.5%)
^ Halla Visteon Climate Control Corp.	337,355	14,201
Hankook Tire Co. Ltd.	137,449	6,609
^ Sung Kwang Bend Co. Ltd.	386,521	4,659
Green Cross Corp.	30,196	3,826
CJ O Shopping Co. Ltd.	11,902	2,409
Nexen Tire Corp.	124,129	1,764
Lotte Chemical Corp.	10,286	1,623
Samsung Securities Co. Ltd.	36,745	1,585
		36,676
Spain (0.6%)
* Applus Services SA	1,400,000	14,644

Sweden (2.7%)
Loomis AB Class B	700,000	20,712
Intrum Justitia AB	600,000	15,967
* Bufab Holding AB	1,671,559	11,998
Modern Times Group MTG AB Class B	180,000	5,094
AAK AB	70,000	3,802
Concentric AB	226,879	2,898
Opus Group AB	3,000,000	2,684
Haldex AB	134,875	1,821
		64,976
Switzerland (4.5%)
Helvetia Holding AG	58,000	29,585
EFG International AG	1,660,000	17,913
Kuoni Reisen Holding AG	30,306	10,174
Komax Holding AG	50,358	7,581
OC Oerlikon Corp. AG	637,555	7,252
Interroll Holding AG	14,000	7,142
Gategroup Holding AG	254,561	7,065
Ascom Holding AG	426,617	6,571
* Dufry AG	33,050	4,855
Partners Group Holding AG	18,139	4,854
Orior AG	70,000	4,079
Tecan Group AG	29,851	3,012
		110,083
Taiwan (1.6%)
Giant Manufacturing Co. Ltd.	2,427,000	21,183
Chroma ATE Inc.	3,416,000	8,514
CTCI Corp.	4,336,000	6,852
Gourmet Master Co. Ltd.	405,000	2,202
		38,751
Thailand (0.7%)
Hemaraj Land and Development PCL	66,693,000	9,193
LPN Development PCL	12,974,800	8,338
		17,531
United Arab Emirates (0.3%)
* Lamprell plc	3,937,500	6,429

United Kingdom (17.2%)
Kennedy Wilson Europe Real Estate plc	956,452	14,953

	DCC plc	275,000	14,571
	IG Group Holdings plc	1,327,166	14,401
	Grafton Group plc	1,425,000	14,341
	Dechra Pharmaceuticals plc	1,100,000	14,332
	Grainger plc	4,915,405	14,290
	CSR plc	1,100,000	14,094
	Ashtead Group plc	800,000	13,018
	London Stock Exchange Group plc	350,000	12,427
	Millennium & Copthorne Hotels plc	1,400,000	12,141
	Persimmon plc	500,000	11,970
	Elementis plc	2,686,005	11,152
	Berendsen plc	575,000	9,623
*	SSP Group plc	2,226,437	9,353
	Telecom Plus plc	560,000	9,170
	Investec plc	1,050,000	8,822
	Ricardo plc	800,000	8,055
	Senior plc	1,650,000	7,666
	Photo-Me International plc	3,750,000	7,656
	WS Atkins plc	400,000	7,538
	Domino Printing Sciences plc	726,000	7,447
	Micro Focus International plc	464,250	7,356
*,^ SuperGroup plc		499,564	7,232
	Bodycote plc	700,000	7,158
	Halma plc	675,000	7,063
	Inchcape plc	675,000	7,051
	Keller Group plc	501,842	6,718
	Redrow plc	1,563,146	6,630
	SIG plc	2,250,000	6,240
	A.G.BARR plc	650,000	6,183
	N Brown Group plc	949,917	6,155
	Pets at Home Group plc	1,795,078	5,828
	Direct Line Insurance Group plc	1,221,708	5,729
	QinetiQ Group plc	2,000,000	5,620
	HomeServe plc	1,098,841	5,564
	Soco International plc	1,397,140	5,486
	Eco Animal Health Group plc	1,608,166	5,352
	Tyman plc	1,102,576	5,166
*	Findel plc	1,600,365	5,081
	Hays plc	2,178,064	5,075
	Premier Oil plc	2,300,000	4,987
	Mears Group plc	729,690	4,566
	Crest Nicholson Holdings plc	699,521	4,311
	Just Retirement Group plc	1,900,000	3,993
	Michael Page International plc	553,603	3,874
*	LMS Capital plc	3,097,813	3,598
	UNITE Group plc	484,542	3,569
	Brewin Dolphin Holdings plc	805,687	3,542
	Big Yellow Group plc	375,671	3,449
	Booker Group plc	1,506,708	3,382
	Kier Group plc	122,421	2,882
	Savills plc	230,803	2,533
	Hansteen Holdings plc	1,458,284	2,476
	John Wood Group plc	281,696	2,420
	Berkeley Group Holdings plc	63,121	2,301
	De La Rue plc	275,109	2,140
*,2 TSB Banking Group plc		498,630	2,003
	James Fisher & Sons plc	116,232	1,925

*	EnQuest plc			3,625,783	1,855
	Fenner plc			620,547	1,723
*	Ophir Energy plc			828,512	1,677
*	Polypipe Group plc			452,989	1,653
	Chemring Group plc			316,217	1,029
	Hunting plc			116,227	692
					420,287
	Total Common Stocks (Cost $2,084,706)				2,317,327
		Coupon
	Temporary Cash Investments (6.4%)[1]
	Money Market Fund (5.4%)
	[3,4] Vanguard Market Liquidity Fund	0.133%		131,511,214	131,511

				Face
			Maturity	Amount
			Date	($000)
	Repurchase Agreement (0.4%)
	Goldman Sachs & Co.
	(Dated 1/30/15, Repurchase Value
	$10,300,000, collateralized by Federal
	Home Loan Mortgage Corp. 6.000%,
	11/1/38, with a value of $10,506,000)	0.070%	2/2/15	10,300	10,300

	U.S. Government and Agency Obligations (0.6%)
5	Federal Home Loan Bank Discount Notes	0.060%	2/3/15	800	800
	[5,6,7]Federal Home Loan Bank Discount Notes	0.075%	2/4/15	6,000	6,000
[5,6]	Federal Home Loan Bank Discount Notes	0.120%	4/6/15	1,000	1,000
[5,6]	Federal Home Loan Bank Discount Notes	0.100%	4/24/15	300	300
5	Federal Home Loan Bank Discount Notes	0.090%	4/29/15	5,000	4,999
	[7,8] Freddie Mac Discount Notes	0.131%	6/8/15	1,200	1,200
					14,299
	Total Temporary Cash Investments (Cost $156,109)				156,110
	Total Investments (101.4%) (Cost $2,240,815)				2,473,437
	Other Assets and Liabilities-Net (-1.4%)[3]				(34,769)
	Net Assets (100%)				2,438,668

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $38,266,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 96.5% and 4.9%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the aggregate value of these securities was $9,680,000, representing 0.4% of net assets.
3 Includes $40,286,000 of collateral received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $2,500,000 have been segregated as initial margin for open futures contracts.
7 Securities with a value of $1,859,000 have been segregated as collateral for open forward currency contracts.
8 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

International Explorer Fund

The following table summarizes the market value of the fund's investments as of January 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	14,792	2,302,302	233
Temporary Cash Investments	131,511	24,599	—
Futures Contracts—Assets[1]	63	—	—
Futures Contracts—Liabilities[1]	(132)	—	—
Forward Currency Contracts—Assets	—	1,514	—
Forward Currency Contracts—Liabilities	—	(3,489)	—
Total	146,234	2,324,926	233
1 Represents variation margin on the last day of the reporting period.

E. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts

International Explorer Fund

are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	March 2015	306	11,564	892
FTSE 100 Index	March 2015	101	10,173	372
S&P ASX 200 Index	March 2015	42	4,532	160
Topix Index	March 2015	77	9,272	150
				1,574

Unrealized appreciation (depreciation) on open FTSE 100 Index and Dow Jones EURO STOXX 50 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At January 31, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Bank of America, N.A.	3/25/15	EUR	12,793	USD	16,014	(1,551)
Bank of America, N.A.	3/17/15	JPY	1,592,326	USD	13,402	165
Brown Brothers Harriman & Co.	3/25/15	EUR	9,881	USD	11,900	(729)
BNP Paribas	3/24/15	AUD	11,699	USD	9,545	(469)
BNP Paribas	3/25/15	GBP	4,872	USD	7,583	(247)
BNP Paribas	3/17/15	JPY	779,240	USD	6,525	114
UBS AG	3/25/15	GBP	3,999	USD	6,285	(264)
UBS AG	3/25/15	USD	10,151	EUR	8,321	743
UBS AG	3/17/15	USD	7,591	JPY	913,920	(196)
BNP Paribas	3/25/15	USD	6,544	EUR	5,661	144
Deutsche Bank AG	3/25/15	USD	4,471	GBP	2,881	133
Bank of America, N.A.	3/24/15	USD	3,277	AUD	4,043	141
Deutsche Bank AG	3/17/15	USD	2,802	JPY	332,760	(33)
UBS AG	3/24/15	USD	1,942	AUD	2,408	74
						(1,975)
AUD—Australian dollar.
EUR—Euro.

International Explorer Fund

GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

F. At January 31, 2015, the cost of investment securities for tax purposes was $2,265,624,000. Net unrealized appreciation of investment securities for tax purposes was $207,813,000, consisting of unrealized gains of $443,747,000 on securities that had risen in value since their purchase and $235,934,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Growth Fund

Schedule of Investments
As of January 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (94.5%)[1]
Consumer Discretionary (24.5%)
* Dollar General Corp.	781,826	52,429
Williams-Sonoma Inc.	638,733	49,981
Brunswick Corp.	896,610	48,668
* O'Reilly Automotive Inc.	237,900	44,573
Six Flags Entertainment Corp.	861,290	37,001
BorgWarner Inc.	673,204	36,360
Polaris Industries Inc.	245,000	35,424
* Hilton Worldwide Holdings Inc.	1,304,840	33,887
Marriott International Inc. Class A	454,779	33,881
* Michael Kors Holdings Ltd.	473,200	33,498
Ross Stores Inc.	361,800	33,181
Royal Caribbean Cruises Ltd.	416,975	31,502
Advance Auto Parts Inc.	187,140	29,755
* Norwegian Cruise Line Holdings Ltd.	651,265	28,499
Carter's Inc.	346,000	28,195
Harman International Industries Inc.	206,600	26,782
Tractor Supply Co.	324,380	26,330
Hanesbrands Inc.	225,400	25,105
VF Corp.	330,210	22,907
DeVry Education Group Inc.	506,550	21,483
Lennar Corp. Class A	461,620	20,731
Interpublic Group of Cos. Inc.	1,017,210	20,283
Cheesecake Factory Inc.	382,740	20,098
Wyndham Worldwide Corp.	226,225	18,955
Best Buy Co. Inc.	491,565	17,303
L Brands Inc.	204,300	17,290
* Buffalo Wild Wings Inc.	95,650	17,056
* Burlington Stores Inc.	340,304	16,978
* Chipotle Mexican Grill Inc. Class A	20,900	14,836
Ralph Lauren Corp. Class A	70,610	11,784
Wendy's Co.	1,033,275	10,891
		865,646
Consumer Staples (5.0%)
Mead Johnson Nutrition Co.	414,700	40,844
* Monster Beverage Corp.	302,600	35,389
* Sprouts Farmers Market Inc.	913,466	33,259
Church & Dwight Co. Inc.	377,800	30,572
Keurig Green Mountain Inc.	222,950	27,325
* Hain Celestial Group Inc.	158,162	8,346
		175,735
Energy (2.9%)
* Concho Resources Inc.	196,100	21,738
Pioneer Natural Resources Co.	116,800	17,582
Superior Energy Services Inc.	854,765	17,095
* Diamondback Energy Inc.	247,490	17,074
* Carrizo Oil & Gas Inc.	314,355	14,177
Range Resources Corp.	248,500	11,498

* Whiting Petroleum Corp.	171,300	5,143
		104,307
Financials (12.7%)
* Affiliated Managers Group Inc.	283,690	58,304
Synovus Financial Corp.	2,238,391	57,683
SEI Investments Co.	1,283,065	51,541
Lazard Ltd. Class A	930,710	42,626
* Popular Inc.	1,114,730	34,367
* E*TRADE Financial Corp.	1,447,973	33,376
Jones Lang LaSalle Inc.	201,285	29,605
* Signature Bank	239,084	28,004
LPL Financial Holdings Inc.	671,414	27,629
Assured Guaranty Ltd.	1,033,860	25,247
Iberiabank Corp.	324,375	17,714
* PRA Group Inc.	352,793	17,470
Aon plc	182,375	16,423
First Horizon National Corp.	653,355	8,487
		448,476
Health Care (15.4%)
* BioMarin Pharmaceutical Inc.	604,790	58,761
* Sirona Dental Systems Inc.	533,433	48,126
* MEDNAX Inc.	570,000	38,697
* Mettler-Toledo International Inc.	123,120	37,422
* Actavis plc	130,595	34,809
* HMS Holdings Corp.	1,323,778	26,191
* Catamaran Corp.	498,155	24,863
* Intuitive Surgical Inc.	49,425	24,440
* Endo International plc	291,100	23,174
* Salix Pharmaceuticals Ltd.	166,270	22,392
* HCA Holdings Inc.	316,050	22,376
* Medivation Inc.	204,900	22,297
* Mallinckrodt plc	203,300	21,548
* Align Technology Inc.	405,100	21,491
* IDEXX Laboratories Inc.	132,294	20,958
Zoetis Inc.	488,700	20,882
* Charles River Laboratories International Inc.	257,835	17,881
Bio-Techne Corp.	187,068	17,401
Perrigo Co. plc	101,475	15,398
* Centene Corp.	120,600	13,165
* Incyte Corp.	137,225	10,938
Thermo Fisher Scientific Inc.	1,300	163
		543,373
Industrials (12.5%)
* Stericycle Inc.	418,190	54,904
Equifax Inc.	534,165	45,116
Towers Watson & Co. Class A	333,815	39,557
ManpowerGroup Inc.	530,495	38,662
* Old Dominion Freight Line Inc.	547,500	38,391
* Verisk Analytics Inc. Class A	563,500	36,261
AMETEK Inc.	683,500	32,740
Fortune Brands Home & Security Inc.	661,100	29,611
Waste Connections Inc.	600,510	25,954
Rockwell Collins Inc.	277,200	23,734
* Middleby Corp.	214,500	20,382
TransDigm Group Inc.	91,700	18,847
Nordson Corp.	198,751	14,481

	Alaska Air Group Inc.		209,100	14,192
*	WESCO International Inc.		75,079	5,012
*	Swift Transportation Co.		164,575	4,045
				441,889
Information Technology (18.4%)
*	Vantiv Inc. Class A		1,999,987	68,779
*	Akamai Technologies Inc.		1,009,422	58,703
*	Gartner Inc.		546,685	46,042
*	IPG Photonics Corp.		557,045	41,578
^	Cypress Semiconductor Corp.		2,265,900	33,377
*	Guidewire Software Inc.		632,400	31,683
•*	NXP Semiconductors NV		360,135	28,573
*	Red Hat Inc.		427,500	27,270
*	Genpact Ltd.		1,350,822	27,111
*	CoStar Group Inc.		144,679	26,695
*	PTC Inc.		740,245	24,732
	Belden Inc.		286,945	23,799
	Avago Technologies Ltd. Class A		228,720	23,531
*	Zebra Technologies Corp.		269,575	22,499
	CDW Corp.		636,280	21,799
*	Cognizant Technology Solutions Corp. Class A		395,215	21,393
*	VeriFone Systems Inc.		663,665	20,832
*,^ NeuStar Inc. Class A			777,327	20,436
*	Informatica Corp.		466,605	19,450
*	Electronics For Imaging Inc.		483,535	18,689
*	F5 Networks Inc.		166,350	18,568
*	Pandora Media Inc.		861,400	14,299
*	ARM Holdings plc ADR		184,900	8,661
				648,499
Materials (0.5%)
	International Flavors & Fragrances Inc.		168,100	17,837

Other (0.3%)
2	Vanguard Mid-Cap Growth ETF		100,223	10,028

Telecommunication Services (2.3%)
*	SBA Communications Corp. Class A		699,415	81,622

Total Common Stocks (Cost $2,786,211)				3,337,412
		Coupon
Temporary Cash Investments (6.5%)[1]
Money Market Fund (6.3%)
[3,4] Vanguard Market Liquidity Fund		0.133%	222,286,497	222,286

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.2%)
[5,6] Fannie Mae Discount Notes	0.130%	4/27/15	400	400
[5,6] Fannie Mae Discount Notes	0.170%	6/17/15	200	200
[5,7] Federal Home Loan Bank Discount Notes	0.095%	2/27/15	1,000	1,000
[5,6] Freddie Mac Discount Notes	0.074%	4/6/15	4,000	4,000
				5,600
Total Temporary Cash Investments (Cost $227,885)				227,886

Total Investments (101.0%) (Cost $3,014,096)	3,565,298
Other Assets and Liabilities-Net (-1.0%)[3]	(35,377)
Net Assets (100%)	3,529,921
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,260,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.6% and 3.4%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Includes $4,560,000 of collateral received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Securities with a value of $5,100,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,337,412	—	—
Temporary Cash Investments	222,286	5,600	—
Futures Contracts—Liabilities[1]	(1,741)	—	—

Mid-Cap Growth Fund

Total	3,557,957	5,600	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
	Expiration	Number of Long (Short) Contracts	Aggregate Settlement Value Long (Short)	Unrealized Appreciation (Depreciation)

Futures Contracts
E-mini S&P Midcap 400 Index	March 2015	744	106,496	(790)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At January 31, 2015, the cost of investment securities for tax purposes was $3,014,096,000. Net unrealized appreciation of investment securities for tax purposes was $551,202,000, consisting of unrealized gains of $596,351,000 on securities that had risen in value since their purchase and $45,149,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Selected Value Fund

Schedule of Investments
As of January 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (92.0%)[1]
Consumer Discretionary (12.9%)
Hanesbrands Inc.	2,259,700	251,685
Royal Caribbean Cruises Ltd.	3,156,525	238,476
L Brands Inc.	2,599,200	219,970
Delphi Automotive plc	2,976,500	204,575
2 SeaWorld Entertainment Inc.	5,267,100	92,227
Meredith Corp.	1,340,400	69,781
* News Corp. Class A	2,298,100	34,219
Interpublic Group of Cos. Inc.	1,700,450	33,907
Dana Holding Corp.	1,259,850	26,293
Omnicom Group Inc.	360,700	26,259
* TRW Automotive Holdings Corp.	226,140	23,331
Staples Inc.	1,159,250	19,765
Kohl's Corp.	191,125	11,414
* News Corp. Class B	643,700	9,295
International Game Technology	506,350	8,567
		1,269,764
Consumer Staples (4.0%)
Lorillard Inc.	2,886,800	189,403
Reynolds American Inc.	2,786,000	189,309
Kellogg Co.	199,400	13,076
		391,788
Energy (4.6%)
Murphy Oil Corp.	2,790,950	125,342
* WPX Energy Inc.	6,469,194	68,962
Noble Corp. plc	3,160,316	51,260
Golar LNG Ltd.	1,739,608	49,335
^ Seadrill Ltd.	3,382,000	36,323
Baker Hughes Inc.	553,900	32,121
Superior Energy Services Inc.	1,481,750	29,635
Tidewater Inc.	556,400	16,280
Rowan Cos. plc Class A	730,525	15,429
Valero Energy Corp.	237,000	12,532
^ Peabody Energy Corp.	1,738,700	10,832
Nabors Industries Ltd.	735,000	8,460
Paragon Offshore plc	870,105	1,818
		458,329
Financials (27.0%)
Host Hotels & Resorts Inc.	9,118,800	208,729
Discover Financial Services	3,296,000	179,237
XL Group plc Class A	4,937,651	170,300
Ameriprise Financial Inc.	1,346,800	168,269
Capital One Financial Corp.	2,261,600	165,572
Navient Corp.	7,991,496	157,752
Fifth Third Bancorp	8,793,975	152,136
Willis Group Holdings plc	3,029,475	131,176
New York Community Bancorp Inc.	8,059,600	124,521
People's United Financial Inc.	7,696,800	108,294
Unum Group	3,182,590	98,851

CIT Group Inc.	2,219,100	97,241
First Niagara Financial Group Inc.	11,362,000	92,259
Corporate Office Properties Trust	2,881,600	86,448
CNA Financial Corp.	2,165,344	84,362
Validus Holdings Ltd.	2,123,775	84,208
Everest Re Group Ltd.	429,037	73,528
* Genworth Financial Inc. Class A	8,969,692	62,608
Lamar Advertising Co. Class A	752,150	42,135
SLM Corp.	4,618,000	42,070
Axis Capital Holdings Ltd.	635,875	32,366
* Progressive Corp.	1,194,000	30,984
American National Insurance Co.	254,722	26,501
Voya Financial Inc.	627,465	24,477
Legg Mason Inc.	348,300	19,310
Hospitality Properties Trust	583,800	19,026
Invesco Ltd.	465,650	17,103
EPR Properties	239,975	15,613
Endurance Specialty Holdings Ltd.	219,125	13,393
Allstate Corp.	189,275	13,210
Synovus Financial Corp.	509,996	13,143
Webster Financial Corp.	416,775	12,724
Primerica Inc.	255,159	12,666
Hartford Financial Services Group Inc.	313,800	12,207
Assurant Inc.	190,820	12,119
KeyCorp	916,525	11,906
PartnerRe Ltd.	103,700	11,863
Regions Financial Corp.	1,221,700	10,629
Citizens Financial Group Inc.	428,100	10,232
Comerica Inc.	245,475	10,187
Symetra Financial Corp.	77,335	1,571
		2,660,926
Health Care (8.6%)
Omnicare Inc.	3,202,400	240,116
Cardinal Health Inc.	2,690,400	223,814
Cigna Corp.	1,891,707	202,091
St. Jude Medical Inc.	2,331,700	153,589
* WellCare Health Plans Inc.	210,700	15,350
Aetna Inc.	152,500	14,003
		848,963
Industrials (16.4%)
Stanley Black & Decker Inc.	2,442,175	228,710
Owens Corning	5,021,252	201,101
* AerCap Holdings NV	4,273,188	168,919
Joy Global Inc.	3,678,300	154,268
Eaton Corp. plc	2,338,800	147,555
SPX Corp.	1,489,000	124,436
* JetBlue Airways Corp.	7,189,729	120,715
* Spirit AeroSystems Holdings Inc. Class A	2,480,707	111,731
KBR Inc.	6,031,175	99,695
Xylem Inc.	2,142,700	73,066
* Air France-KLM ADR	7,538,085	66,033
Parker-Hannifin Corp.	272,375	31,721
Terex Corp.	1,135,750	25,532
Masco Corp.	724,550	17,998
* AECOM	583,545	14,834
Regal-Beloit Corp.	185,400	12,765

	Con-way Inc.			256,993	10,529
	Actuant Corp. Class A			394,875	9,125
					1,618,733
Information Technology (10.1%)
*	Micron Technology Inc.			8,980,588	262,817
	Total System Services Inc.			5,576,278	197,233
	CA Inc.			6,314,900	191,342
*	Ingram Micro Inc.			4,615,009	116,206
*	ON Semiconductor Corp.			4,609,050	46,137
	Avnet Inc.			1,043,966	43,450
*	Celestica Inc.			3,156,955	35,326
*	Arrow Electronics Inc.			503,625	27,720
*	Flextronics International Ltd.			2,423,850	26,953
	Corning Inc.			971,150	23,084
	Jabil Circuit Inc.			914,900	18,856
*	Tech Data Corp.			213,859	12,211
					1,001,335
Materials (4.1%)
*	CRH plc ADR			5,196,600	125,446
	FMC Corp.			1,734,200	99,716
	Yamana Gold Inc.			18,850,141	77,474
*	Kinross Gold Corp.			19,633,291	66,557
*	New Gold Inc.			3,333,025	14,532
	Ashland Inc.			119,075	14,113
*	Coeur Mining Inc.			825,000	5,198
					403,036
Other (0.3%)
3	Vanguard Mid-Cap Value ETF			334,800	29,231

Utilities (4.0%)
	Pinnacle West Capital Corp.			2,356,100	165,351
	Xcel Energy Inc.			3,609,737	135,474
	CenterPoint Energy Inc.			2,595,717	59,935
	NRG Energy Inc.			796,234	19,635
	Exelon Corp.			333,668	12,025
					392,420
Total Common Stocks (Cost $7,068,199)					9,074,525
		Coupon
Temporary Cash Investments (8.0%)[1]
Money Market Fund (7.9%)
[4,5] Vanguard Market Liquidity Fund		0.133%		777,952,758	777,953

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
[6,7] Federal Home Loan Bank Discount Notes		0.087%	2/6/15	5,000	5,000
[6,7] Federal Home Loan Bank Discount Notes		0.181%	6/22/15	500	500
7	Federal Home Loan Bank Discount Notes	0.133%	7/31/15	3,100	3,097
8	Freddie Mac Discount Notes	0.075%	2/3/15	2,000	2,000
					10,597
Total Temporary Cash Investments (Cost $788,550)					788,550

Total Investments (100.0%) (Cost $7,856,749)	9,863,075
Other Assets and Liabilities-Net (0.0%)[4]	1,605
Net Assets (100%)	9,864,680

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,883,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 93.9% and 6.1%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Includes $13,350,000 of collateral received for securities on loan.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Securities with a value of $4,400,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
8 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,074,525	—	—

Selected Value Fund

Temporary Cash Investments	777,953	10,597	—
Futures Contracts—Liabilities[1]	(2,632)	—	—
Total	9,849,846	10,597	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
	Expiration	Number of Long (Short) Contracts	Aggregate Settlement Value Long (Short)	Unrealized Appreciation (Depreciation)

Futures Contracts
E-mini S&P 500 Index	March 2015	1,047	104,093	(1,041)
E-mini S&P MidCap 400 Index	March 2015	382	54,679	1,616
S&P 500 Index	March 2015	32	15,907	182
E-mini Russell 2000 Index	March 2015	122	14,167	311
				1,068

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
Oct. 31, 2014 Market	Purchases	Proceeds from Securities		Capital Gain Distributions Received	Jan. 31, 2015 Market Value

Value	at Cost	Sold	Income
($000)	($000)	($000)	($000)	($000)	($000)

Selected Value Fund

SeaWorld Entertainment Inc.	101,339	—	—	1,106	—	9,227
Vanguard Mid-Cap Value ETF	29,436	—	—	493	—	29,231
Vanguard Market Liquidity	942,982	NA1	NA1	266	—	777,953
Fund
Total	1,073,757			1,865	—	816,411
1 Not applicable—purchases and sales are for temporary cash investment purposes.

D. At January 31, 2015, the cost of investment securities for tax purposes was $7,856,749,000. Net unrealized appreciation of investment securities for tax purposes was $2,006,326,000, consisting of unrealized gains of $2,701,825,000 on securities that had risen in value since their purchase and $695,499,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High Dividend Yield Index Fund

Schedule of Investments
As of January 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Basic Materials (3.3%)
EI du Pont de Nemours & Co.	1,569,861	111,790
Dow Chemical Co.	2,041,853	92,210
LyondellBasell Industries NV Class A	728,655	57,629
Air Products & Chemicals Inc.	366,744	53,402
International Paper Co.	739,891	38,963
Freeport-McMoRan Inc.	1,798,783	30,237
Nucor Corp.	548,809	23,955
Newmont Mining Corp.	863,072	21,706
RPM International Inc.	230,199	11,017
Avery Dennison Corp.	157,996	8,258
Steel Dynamics Inc.	395,261	6,735
Huntsman Corp.	282,187	6,197
Compass Minerals International Inc.	57,644	5,038
Olin Corp.	130,223	3,265
Commercial Metals Co.	182,764	2,453
Tronox Ltd. Class A	109,309	2,311
Innophos Holdings Inc.	37,666	2,243
A Schulman Inc.	51,013	1,778
^ Cliffs Natural Resources Inc.	265,313	1,703
* Veritiv Corp.	13,993	712
Koppers Holdings Inc.	30,116	547
		482,149
Consumer Goods (13.7%)
Procter & Gamble Co.	4,710,038	397,009
Coca-Cola Co.	7,235,047	297,867
PepsiCo Inc.	2,610,935	244,853
Philip Morris International Inc.	2,706,837	217,197
Altria Group Inc.	3,436,911	182,500
Ford Motor Co.	6,596,609	97,036
Kimberly-Clark Corp.	645,291	69,666
Kraft Foods Group Inc.	1,019,950	66,644
General Mills Inc.	1,046,039	54,896
Lorillard Inc.	627,581	41,176
Reynolds American Inc.	533,920	36,280
Kellogg Co.	427,157	28,013
Dr Pepper Snapple Group Inc.	338,194	26,132
ConAgra Foods Inc.	731,386	25,913
Stanley Black & Decker Inc.	268,973	25,189
Genuine Parts Co.	266,383	24,758
Clorox Co.	224,928	24,002
Molson Coors Brewing Co. Class B	236,272	17,940
Coach Inc.	475,265	17,675
Autoliv Inc.	156,769	16,627
Mattel Inc.	586,066	15,765
Campbell Soup Co.	314,624	14,391
Hasbro Inc.	196,471	10,790
Leggett & Platt Inc.	237,998	10,146
Ingredion Inc.	113,288	9,136

Flowers Foods Inc.	302,445	5,916
Tupperware Brands Corp.	77,756	5,257
Scotts Miracle-Gro Co. Class A	61,918	3,927
HNI Corp.	73,218	3,606
Vector Group Ltd.	130,586	2,922
B&G Foods Inc.	93,198	2,781
Steelcase Inc. Class A	155,253	2,621
Snyder's-Lance Inc.	79,679	2,318
Schweitzer-Mauduit International Inc.	50,106	1,947
Universal Corp.	39,866	1,601
MDC Holdings Inc.	62,798	1,570
Knoll Inc.	74,584	1,528
Cosan Ltd.	215,053	1,484
Superior Industries International Inc.	38,187	697
National Presto Industries Inc.	8,954	564
		2,010,340
Consumer Services (6.0%)
Wal-Mart Stores Inc.	2,810,627	238,847
McDonald's Corp.	1,686,378	155,889
Target Corp.	1,093,429	80,487
Time Warner Cable Inc.	481,469	65,542
Sysco Corp.	1,018,604	39,899
Las Vegas Sands Corp.	694,803	37,776
Carnival Corp.	722,192	31,748
Omnicom Group Inc.	430,129	31,313
Wynn Resorts Ltd.	141,030	20,865
Kohl's Corp.	329,681	19,689
Staples Inc.	1,120,018	19,096
Best Buy Co. Inc.	479,736	16,887
H&R Block Inc.	475,916	16,314
Darden Restaurants Inc.	228,669	14,036
Gannett Co. Inc.	390,602	12,113
KAR Auction Services Inc.	239,647	8,174
International Game Technology	427,462	7,233
Six Flags Entertainment Corp.	162,920	6,999
^ GameStop Corp. Class A	196,390	6,923
Cinemark Holdings Inc.	180,842	6,722
Cablevision Systems Corp. Class A	334,307	6,325
Cracker Barrel Old Country Store Inc.	38,759	5,214
American Eagle Outfitters Inc.	313,367	4,400
Hillenbrand Inc.	108,327	3,403
Meredith Corp.	63,762	3,320
DineEquity Inc.	30,830	3,291
Rent-A-Center Inc.	91,330	3,131
Regal Entertainment Group Class A	139,604	2,954
Bob Evans Farms Inc.	40,827	2,301
Buckle Inc.	41,478	2,107
Guess? Inc.	110,874	2,082
Cato Corp. Class A	39,017	1,654
Copa Holdings SA Class A	14,490	1,558
National CineMedia Inc.	104,393	1,503
^ Arcos Dorados Holdings Inc. Class A	225,297	1,250
Weis Markets Inc.	21,738	996
Stage Stores Inc.	44,513	890
Speedway Motorsports Inc.	23,788	530
Harte-Hanks Inc.	70,189	510

CTC Media Inc.	101,821	384
		884,355
Financials (12.0%)
Wells Fargo & Co.	9,045,685	469,652
JPMorgan Chase & Co.	6,517,411	354,417
PNC Financial Services Group Inc.	911,665	77,072
BlackRock Inc.	216,764	73,810
ACE Ltd.	574,755	62,051
Prudential Financial Inc.	793,512	60,212
Travelers Cos. Inc.	574,165	59,036
Marsh & McLennan Cos. Inc.	943,081	50,710
CME Group Inc.	553,205	47,188
BB&T Corp.	1,244,893	43,932
Aflac Inc.	756,457	43,179
Invesco Ltd.	750,172	27,554
Fifth Third Bancorp	1,428,208	24,708
Principal Financial Group Inc.	511,404	24,000
M&T Bank Corp.	201,205	22,768
FNF Group	475,422	16,687
Western Union Co.	905,044	15,386
Huntington Bancshares Inc.	1,415,309	14,181
Navient Corp.	711,021	14,036
Willis Group Holdings plc	308,128	13,342
Cincinnati Financial Corp.	246,107	12,431
Arthur J Gallagher & Co.	279,778	12,431
New York Community Bancorp Inc.	731,806	11,306
PartnerRe Ltd.	85,116	9,737
Axis Capital Holdings Ltd.	166,494	8,475
Lazard Ltd. Class A	179,685	8,230
People's United Financial Inc.	537,351	7,561
PacWest Bancorp	167,026	7,141
SLM Corp.	732,818	6,676
Cullen/Frost Bankers Inc.	95,044	5,921
Old Republic International Corp.	415,677	5,836
Umpqua Holdings Corp.	372,986	5,785
Janus Capital Group Inc.	323,188	5,669
Hanover Insurance Group Inc.	76,251	5,261
Federated Investors Inc. Class B	156,463	4,946
Validus Holdings Ltd.	124,247	4,926
First Niagara Financial Group Inc.	591,584	4,804
FirstMerit Corp.	281,947	4,620
BankUnited Inc.	161,429	4,465
ProAssurance Corp.	100,162	4,444
Endurance Specialty Holdings Ltd.	71,406	4,364
Bank of Hawaii Corp.	73,763	4,165
Susquehanna Bancshares Inc.	306,674	3,867
Hancock Holding Co.	142,240	3,714
Fulton Financial Corp.	326,349	3,639
Valley National Bancorp	383,621	3,483
United Bankshares Inc.	101,872	3,444
FNB Corp.	282,717	3,393
Capitol Federal Financial Inc.	247,659	3,086
Glacier Bancorp Inc.	128,989	2,873
Mercury General Corp.	47,440	2,711
Iberiabank Corp.	47,252	2,580
Old National Bancorp	190,085	2,549
* Blackhawk Network Holdings Inc. Class B	69,236	2,292

CVB Financial Corp.	155,924	2,278
Trustmark Corp.	105,781	2,260
Kemper Corp.	64,113	2,238
Horace Mann Educators Corp.	72,213	2,200
Community Bank System Inc.	64,252	2,161
National Penn Bancshares Inc.	207,936	2,017
* FNFV Group	158,553	1,966
BOK Financial Corp.	35,906	1,943
Northwest Bancshares Inc.	163,817	1,933
Provident Financial Services Inc.	108,335	1,881
CNA Financial Corp.	47,008	1,831
NBT Bancorp Inc.	75,634	1,740
First Financial Bancorp	104,682	1,729
Park National Corp.	21,181	1,703
Westamerica Bancorporation	41,775	1,699
Greenhill & Co. Inc.	46,014	1,697
Safety Insurance Group Inc.	26,122	1,618
Chemical Financial Corp.	56,679	1,607
Boston Private Financial Holdings Inc.	142,709	1,570
American National Insurance Co.	14,859	1,546
BGC Partners Inc. Class A	193,624	1,516
WesBanco Inc.	48,500	1,464
Home Loan Servicing Solutions Ltd.	118,024	1,423
Independent Bank Corp.	37,616	1,423
Renasant Corp.	54,377	1,423
S&T Bancorp Inc.	47,149	1,296
Maiden Holdings Ltd.	93,585	1,170
Brookline Bancorp Inc.	121,247	1,164
First Commonwealth Financial Corp.	144,482	1,140
Oritani Financial Corp.	77,969	1,100
Simmons First National Corp. Class A	28,638	1,072
City Holding Co.	25,276	1,070
Sandy Spring Bancorp Inc.	41,003	1,014
United Fire Group Inc.	35,948	1,004
TrustCo Bank Corp. NY	154,162	991
Tompkins Financial Corp.	17,819	914
Flushing Financial Corp.	49,346	893
Washington Trust Bancorp Inc.	24,202	886
BancFirst Corp.	13,213	762
Community Trust Bancorp Inc.	23,754	750
Dime Community Bancshares Inc.	50,700	748
1st Source Corp.	24,056	715
Stock Yards Bancorp Inc.	20,193	622
GFI Group Inc.	108,825	611
First Financial Corp.	17,135	555
Republic Bancorp Inc. Class A	16,278	371
Baldwin & Lyons Inc.	11,451	265
		1,764,725
Health Care (11.4%)
Johnson & Johnson	4,758,580	476,524
Pfizer Inc.	10,917,553	341,173
Merck & Co. Inc.	4,939,907	297,778
Bristol-Myers Squibb Co.	2,860,312	172,391
AbbVie Inc.	2,765,638	166,906
Eli Lilly & Co.	1,723,134	124,066
Baxter International Inc.	938,955	66,018
Quest Diagnostics Inc.	251,831	17,898

Healthcare Services Group Inc.	122,426	3,858
* Halyard Health Inc.	81,769	3,644
Owens & Minor Inc.	103,165	3,531
PDL BioPharma Inc.	277,618	2,024
Meridian Bioscience Inc.	72,058	1,247
		1,677,058
Industrials (11.8%)
General Electric Co.	17,384,989	415,327
3M Co.	1,110,409	180,219
Boeing Co.	1,124,188	163,423
United Parcel Service Inc. Class B	1,223,999	120,980
Lockheed Martin Corp.	549,969	103,598
Caterpillar Inc.	1,048,859	83,877
General Dynamics Corp.	550,253	73,299
Automatic Data Processing Inc.	834,086	68,837
Emerson Electric Co.	1,201,750	68,428
Norfolk Southern Corp.	535,215	54,576
Raytheon Co.	538,344	53,861
Eaton Corp. plc	818,882	51,663
Waste Management Inc.	793,421	40,806
PACCAR Inc.	612,502	36,818
Xerox Corp.	1,978,119	26,052
Paychex Inc.	567,162	25,670
Republic Services Inc. Class A	509,315	20,210
CH Robinson Worldwide Inc.	253,575	18,060
MeadWestvaco Corp.	289,867	14,575
Packaging Corp. of America	170,644	12,943
ADT Corp.	301,912	10,386
Broadridge Financial Solutions Inc.	209,241	10,042
Macquarie Infrastructure Co. LLC	121,807	8,704
Bemis Co. Inc.	172,995	7,664
Sonoco Products Co.	164,336	7,264
RR Donnelley & Sons Co.	345,485	5,690
National Instruments Corp.	172,683	5,194
Covanta Holding Corp.	183,509	3,751
GATX Corp.	63,487	3,628
Teekay Corp.	72,624	3,074
ABM Industries Inc.	92,636	2,674
Matson Inc.	68,732	2,388
TAL International Group Inc.	58,568	2,381
MSA Safety Inc.	54,387	2,375
Aircastle Ltd.	116,031	2,328
Harsco Corp.	139,463	2,058
Brady Corp. Class A	74,128	1,940
Otter Tail Corp.	55,345	1,711
Greif Inc. Class A	44,054	1,683
Nordic American Tankers Ltd.	147,148	1,489
Seaspan Corp. Class A	83,218	1,489
Ship Finance International Ltd.	102,239	1,420
^ Sturm Ruger & Co. Inc.	33,521	1,354
ManTech International Corp. Class A	41,327	1,344
Textainer Group Holdings Ltd.	37,390	1,227
AVX Corp.	89,323	1,155
McGrath RentCorp	36,066	1,096
Acacia Research Corp.	85,639	1,072
Daktronics Inc.	73,805	914
Schnitzer Steel Industries Inc.	45,247	764

	American Science & Engineering Inc.	13,519	627
	Ennis Inc.	44,481	593
	Navios Maritime Holdings Inc.	124,850	453
	Landauer Inc.	15,420	431
	Electro Rent Corp.	31,110	401
			1,733,986
Oil & Gas (10.1%)
	Exxon Mobil Corp.	7,337,366	641,432
	Chevron Corp.	3,275,663	335,854
	ConocoPhillips	2,127,394	133,983
	Kinder Morgan Inc.	3,096,248	127,101
	Occidental Petroleum Corp.	1,343,701	107,496
	Williams Cos. Inc.	1,294,774	56,789
	HollyFrontier Corp.	339,020	12,178
	OGE Energy Corp.	345,245	12,146
	Ensco plc Class A	404,256	11,335
	Helmerich & Payne Inc.	176,893	10,536
	Noble Corp. plc	436,485	7,080
	Western Refining Inc.	121,060	4,495
	Targa Resources Corp.	48,476	4,209
	PBF Energy Inc. Class A	144,482	4,060
^	Diamond Offshore Drilling Inc.	119,801	3,777
	Delek US Holdings Inc.	96,044	2,963
*	California Resources Corp.	541,625	2,773
	CVR Energy Inc.	29,850	1,144
^	EXCO Resources Inc.	355,901	708
	Paragon Offshore plc	141,786	296
	W&T Offshore Inc.	51,526	261
	Gulfmark Offshore Inc.	10,014	198
			1,480,814
Technology (18.1%)
	Apple Inc.	10,162,235	1,190,607
	Microsoft Corp.	12,881,917	520,429
	Intel Corp.	8,377,958	276,808
	Cisco Systems Inc.	8,926,039	235,335
	Texas Instruments Inc.	1,830,018	97,814
	Corning Inc.	2,236,810	53,169
	Applied Materials Inc.	2,109,280	48,176
	Seagate Technology plc	542,638	30,626
	Symantec Corp.	1,202,633	29,789
	Analog Devices Inc.	543,214	28,304
	Linear Technology Corp.	413,122	18,566
	KLA-Tencor Corp.	287,491	17,672
	CA Inc.	582,140	17,639
	Maxim Integrated Products Inc.	493,340	16,325
	Microchip Technology Inc.	344,945	15,557
	CDK Global Inc.	277,795	12,545
	Harris Corp.	181,088	12,156
	Garmin Ltd.	187,042	9,794
	Pitney Bowes Inc.	350,878	8,414
	j2 Global Inc.	82,157	4,719
	Leidos Holdings Inc.	107,187	4,438
	Lexmark International Inc. Class A	107,899	4,306
^	Cypress Semiconductor Corp.	272,611	4,016
	Diebold Inc.	111,955	3,493
	Intersil Corp. Class A	187,597	2,685

Brooks Automation Inc.	107,375	1,386
Quality Systems Inc.	76,801	1,251
Comtech Telecommunications Corp.	28,083	928
Computer Programs & Systems Inc.	18,245	899
Epiq Systems Inc.	50,786	886
		2,668,732
Telecommunications (4.7%)
Verizon Communications Inc.	7,159,053	327,240
AT&T Inc.	9,055,457	298,106
CenturyLink Inc.	987,918	36,721
Frontier Communications Corp.	1,734,685	11,648
Windstream Holdings Inc.	1,043,055	8,292
Consolidated Communications Holdings Inc.	86,622	2,017
EarthLink Holdings Corp.	143,740	607
		684,631
Utilities (8.5%)
Duke Energy Corp.	1,223,388	106,606
NextEra Energy Inc.	753,955	82,362
Southern Co.	1,544,499	78,337
Dominion Resources Inc.	1,011,634	77,785
Exelon Corp.	1,484,067	53,486
American Electric Power Co. Inc.	843,376	52,972
PG&E Corp.	816,775	48,035
Sempra Energy	426,039	47,682
PPL Corp.	1,151,152	40,866
Spectra Energy Corp.	1,153,968	38,589
Edison International	564,527	38,473
Public Service Enterprise Group Inc.	881,188	37,609
Consolidated Edison Inc.	503,413	34,876
Xcel Energy Inc.	875,677	32,864
Northeast Utilities	548,345	30,477
FirstEnergy Corp.	724,729	29,228
DTE Energy Co.	306,191	27,453
Entergy Corp.	312,742	27,368
NiSource Inc.	545,443	23,596
Wisconsin Energy Corp.	394,325	21,992
Ameren Corp.	418,594	18,954
CMS Energy Corp.	478,041	18,037
American Water Works Co. Inc.	309,994	17,403
CenterPoint Energy Inc.	739,939	17,085
ONEOK Inc.	359,966	15,849
SCANA Corp.	220,176	14,041
Pinnacle West Capital Corp.	189,868	13,325
Alliant Energy Corp.	191,211	13,119
Pepco Holdings Inc.	434,536	11,928
Integrys Energy Group Inc.	138,499	11,232
AGL Resources Inc.	194,332	10,956
UGI Corp.	295,858	10,944
Atmos Energy Corp.	173,675	9,884
Westar Energy Inc. Class A	226,702	9,685
TECO Energy Inc.	403,940	8,616
Questar Corp.	304,318	7,897
Great Plains Energy Inc.	252,547	7,468
Aqua America Inc.	252,011	6,817
Vectren Corp.	141,615	6,786
Hawaiian Electric Industries Inc.	177,496	6,088

IDACORP Inc.			86,433	5,870
Cleco Corp.			104,663	5,690
Portland General Electric Co.			135,511	5,380
Piedmont Natural Gas Co. Inc.			134,682	5,372
WGL Holdings Inc.			89,551	5,060
Southwest Gas Corp.			80,133	4,925
New Jersey Resources Corp.			73,126	4,671
NorthWestern Corp.			80,010	4,621
UIL Holdings Corp.			95,818	4,408
ALLETE Inc.			76,896	4,356
PNM Resources Inc.			137,934	4,207
Avista Corp.			109,788	4,076
Black Hills Corp.			76,782	3,851
Laclede Group Inc.			70,267	3,778
South Jersey Industries Inc.			58,316	3,397
El Paso Electric Co.			69,506	2,784
MGE Energy Inc.			59,290	2,721
American States Water Co.			66,485	2,635
Northwest Natural Gas Co.			47,135	2,353
Empire District Electric Co.			74,735	2,277
California Water Service Group			81,804	2,007
SJW Corp.			27,510	929
				1,252,138
Total Common Stocks (Cost $12,177,608)				14,638,928
	Coupon
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund	0.133%		50,129,060	50,129

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 Federal Home Loan Bank Discount Notes	0.100%	2/4/15	1,000	1,000
[4,5] Federal Home Loan Bank Discount Notes	0.095%	2/20/15	1,700	1,700
[4,5] Federal Home Loan Bank Discount Notes	0.100%	4/24/15	2,000	2,000
				4,700
Total Temporary Cash Investments (Cost $54,828)				54,829
Total Investments (100.0%) (Cost $12,232,436)				14,693,757
Other Assets and Liabilities-Net (0.0%)[3]				4,540
Net Assets (100%)				14,698,297

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,582,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $4,869,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $2,700,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the

High Dividend Yield Index Fund

latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	14,638,928	—	—
Temporary Cash Investments	50,129	4,700	—
Futures Contracts—Liabilities[1]	(848)	—	—
Total	14,688,209	4,700	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

High Dividend Yield Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	March 2015	109	54,184	(7)
E-mini S&P 500 Index	March 2015	23	2,287	(60)
				(67)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At January 31, 2015, the cost of investment securities for tax purposes was $12,233,013,000. Net unrealized appreciation of investment securities for tax purposes was $2,460,744,000, consisting of unrealized gains of $2,621,049,000 on securities that had risen in value since their purchase and $160,305,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Emerging Markets Government Bond Index Fund

Schedule of Investments
As of January 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Angola (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
1 Republic of Angola Via Northern Lights III BV	7.000%	8/16/19	250	244
Total Angola (Cost $263)				244
Argentina (1.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.3%)
1 Provincia de Buenos Aires	10.875%	1/26/21	350	333
Provincia de Cordoba	12.375%	8/17/17	150	141
Republic of Argentina	8.750%	6/2/17	250	234
Republic of Argentina	8.280%	12/31/33	446	404
Republic of Argentina	8.280%	12/31/33	1,891	1,754
1 Republic of Argentina	2.500%	12/31/38	2,364	1,229
YPF SA	8.875%	12/19/18	150	155
1 YPF SA	8.750%	4/4/24	500	505
Total Argentina (Cost $4,203)				4,755
Armenia (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
2 Republic of Armenia	6.000%	9/30/20	200	193
Total Armenia (Cost $198)				193
Azerbaijan (0.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.3%)
2 Republic of Azerbaijan	4.750%	3/18/24	400	388
State Oil Co. of the Azerbaijan Republic	5.450%	2/9/17	200	202
State Oil Co. of the Azerbaijan Republic	4.750%	3/13/23	800	722
Total Azerbaijan (Cost $1,383)				1,312
Bahrain (0.8%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.8%)
Batelco International Finance No. 1 Ltd.	4.250%	5/1/20	200	200
Kingdom of Bahrain	6.273%	11/22/18	550	627
2 Kingdom of Bahrain	5.500%	3/31/20	350	383
2 Kingdom of Bahrain	6.125%	7/5/22	600	679
Kingdom of Bahrain	6.125%	8/1/23	450	509
2 Kingdom of Bahrain	6.125%	8/1/23	150	170
2 Kingdom of Bahrain	6.000%	9/19/44	500	483
Total Bahrain (Cost $2,965)				3,051
Belarus (0.0%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.0%)
Republic of Belarus	8.950%	1/26/18	200	160
Total Belarus (Cost $138)				160
Belize (0.0%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.0%)
1 Belize	5.000%	2/20/38	200	143
Total Belize (Cost $201)				143
Bermuda (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
2 Bermuda	5.603%	7/20/20	100	110

Bermuda	4.854%	2/6/24	200	209
2 Bermuda	4.854%	2/6/24	150	157
Total Bermuda (Cost $465)				476
Bolivia (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
Bolivarian Republic of Venezuela	5.950%	8/22/23	200	206
Plurinational State of Bolivia	4.875%	10/29/22	200	199
Total Bolivia (Cost $394)				405
Brazil (9.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (9.3%)
Banco do Brasil SA	3.875%	1/23/17	94	96
Banco do Brasil SA	6.000%	1/22/20	100	106
Banco do Brasil SA	5.375%	1/15/21	275	279
Banco do Brasil SA	5.875%	1/26/22	600	596
Banco do Brasil SA	3.875%	10/10/22	800	741
Banco do Brasil SA	5.875%	1/19/23	250	253
1 Banco do Brasil SA	8.500%	10/29/49	650	710
Banco Nacional de Desenvolvimento
Economico e Social	3.375%	9/26/16	525	526
Banco Nacional de Desenvolvimento
Economico e Social	6.369%	6/16/18	625	671
2 Banco Nacional de Desenvolvimento
Economico e Social	4.000%	4/14/19	450	451
Banco Nacional de Desenvolvimento
Economico e Social	6.500%	6/10/19	700	755
2 Banco Nacional de Desenvolvimento
Economico e Social	5.500%	7/12/20	100	105
Banco Nacional de Desenvolvimento
Economico e Social	5.500%	7/12/20	100	104
2 Banco Nacional de Desenvolvimento
Economico e Social	5.750%	9/26/23	300	315
Banco Nacional de Desenvolvimento
Economico e Social	5.750%	9/26/23	200	208
Caixa Economica Federal	2.375%	11/6/17	1,025	987
2 Caixa Economica Federal	4.500%	10/3/18	200	199
Caixa Economica Federal	4.500%	10/3/18	600	597
Caixa Economica Federal	3.500%	11/7/22	150	132
Centrais Eletricas Brasileiras SA	6.875%	7/30/19	350	345
Centrais Eletricas Brasileiras SA	5.750%	10/27/21	600	534
Federative Republic of Brazil	6.000%	1/17/17	1,025	1,107
Federative Republic of Brazil	5.875%	1/15/19	920	1,029
Federative Republic of Brazil	8.875%	10/14/19	175	220
Federative Republic of Brazil	4.875%	1/22/21	1,156	1,217
Federative Republic of Brazil	2.625%	1/5/23	1,107	993
Federative Republic of Brazil	8.875%	4/15/24	307	415
Federative Republic of Brazil	4.250%	1/7/25	972	966
Federative Republic of Brazil	8.750%	2/4/25	450	613
Federative Republic of Brazil	10.125%	5/15/27	530	815
Federative Republic of Brazil	8.250%	1/20/34	525	714
Federative Republic of Brazil	7.125%	1/20/37	1,140	1,426
1 Federative Republic of Brazil	11.000%	8/17/40	688	726
Federative Republic of Brazil	5.625%	1/7/41	1,191	1,263
Federative Republic of Brazil	5.000%	1/27/45	1,461	1,407
3 Petrobras Global Finance BV	1.852%	5/20/16	350	327
Petrobras Global Finance BV	2.000%	5/20/16	400	382
3 Petrobras Global Finance BV	2.603%	3/17/17	200	186

Petrobras Global Finance BV	3.250%	3/17/17	600	554
3 Petrobras Global Finance BV	2.393%	1/15/19	350	297
Petrobras Global Finance BV	3.000%	1/15/19	800	684
Petrobras Global Finance BV	4.875%	3/17/20	1,100	975
Petrobras Global Finance BV	4.375%	5/20/23	1,850	1,526
Petrobras Global Finance BV	6.250%	3/17/24	1,200	1,084
Petrobras Global Finance BV	5.625%	5/20/43	250	194
Petrobras Global Finance BV	7.250%	3/17/44	100	87
Petrobras International Finance Co. SA	6.125%	10/6/16	400	396
Petrobras International Finance Co. SA	3.500%	2/6/17	700	656
Petrobras International Finance Co. SA	5.875%	3/1/18	1,200	1,144
Petrobras International Finance Co. SA	8.375%	12/10/18	350	357
Petrobras International Finance Co. SA	7.875%	3/15/19	800	803
Petrobras International Finance Co. SA	5.750%	1/20/20	1,800	1,666
Petrobras International Finance Co. SA	5.375%	1/27/21	985	882
Petrobras International Finance Co. SA	6.875%	1/20/40	865	716
Petrobras International Finance Co. SA	6.750%	1/27/41	1,127	919
Total Brazil (Cost $37,489)				35,456
Chile (1.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.9%)
2 Banco del Estado de Chile	2.000%	11/9/17	200	201
2 Banco del Estado de Chile	4.125%	10/7/20	200	212
2 Banco del Estado de Chile	3.875%	2/8/22	200	205
2 Corp. Nacional del Cobre de Chile	7.500%	1/15/19	100	119
Corp. Nacional del Cobre de Chile	3.750%	11/4/20	300	310
2 Corp. Nacional del Cobre de Chile	3.875%	11/3/21	600	622
2 Corp. Nacional del Cobre de Chile	3.000%	7/17/22	950	922
Corp. Nacional del Cobre de Chile	3.000%	7/17/22	200	194
2 Corp. Nacional del Cobre de Chile	4.500%	8/13/23	150	159
Corp. Nacional del Cobre de Chile	4.500%	8/13/23	200	214
2 Corp. Nacional del Cobre de Chile	5.625%	9/21/35	300	341
2 Corp. Nacional del Cobre de Chile	6.150%	10/24/36	200	242
2 Corp. Nacional del Cobre de Chile	4.250%	7/17/42	50	47
2 Corp. Nacional del Cobre de Chile	5.625%	10/18/43	200	229
2 Corp. Nacional del Cobre de Chile	4.875%	11/4/44	400	410
2 Empresa de Transporte de Pasajeros Metro
SA	4.750%	2/4/24	200	212
2 Empresa Nacional del Petroleo	5.250%	8/10/20	200	215
2 Empresa Nacional del Petroleo	4.750%	12/6/21	200	208
Republic of Chile	3.875%	8/5/20	416	450
Republic of Chile	3.250%	9/14/21	275	290
Republic of Chile	2.250%	10/30/22	200	196
Republic of Chile	3.125%	3/27/25	975	1,014
Republic of Chile	3.625%	10/30/42	300	294
Total Chile (Cost $6,986)				7,306
China (8.8%)
Sovereign Bonds (U.S. Dollar-Denominated) (8.8%)
Amber Circle Funding Ltd.	2.000%	12/4/17	200	199
Amber Circle Funding Ltd.	3.250%	12/4/22	600	599
Bank of China Ltd.	2.125%	1/23/17	300	301
Bank of China Ltd.	3.125%	1/23/19	200	205
2 Bank of China Ltd.	5.000%	11/13/24	500	534
Bank of China Ltd.	5.000%	11/13/24	850	901
BOC Aviation Pte Ltd.	2.875%	10/10/17	300	300
Century Master Investment Co. Ltd.	4.750%	9/19/18	200	208
Charming Light Investments Ltd.	3.750%	9/3/19	450	451

	China Cinda Finance 2014 Ltd.	4.000%	5/14/19	300	304
	China Cinda Finance 2014 Ltd.	5.625%	5/14/24	200	215
2	China Resources Gas Group Ltd.	4.500%	4/5/22	200	214
2	China Resources Land Ltd.	4.625%	5/19/16	200	206
	China Resources Land Ltd.	4.375%	2/27/19	450	469
	China Resources Land Ltd.	6.000%	2/27/24	200	225
2	CNOOC Curtis Funding No 1 Pty Ltd.	4.500%	10/3/23	300	326
	CNOOC Curtis Funding No 1 pty Ltd.	4.500%	10/3/23	520	565
2	CNOOC Finance 2011 Ltd.	4.250%	1/26/21	338	365
2	CNOOC Finance 2011 Ltd.	5.750%	1/26/41	200	253
2	CNOOC Finance 2012 Ltd.	3.875%	5/2/22	575	600
2	CNOOC Finance 2012 Ltd.	5.000%	5/2/42	200	230
	CNOOC Finance 2013 Ltd.	1.125%	5/9/16	650	649
	CNOOC Finance 2013 Ltd.	1.750%	5/9/18	200	198
	CNOOC Finance 2013 Ltd.	3.000%	5/9/23	850	833
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	200	205
	CNOOC Nexen Finance 2014 ULC	1.625%	4/30/17	300	299
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	650	700
	CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	900	1,031
	CNPC General Capital Ltd.	1.450%	4/16/16	250	250
2	CNPC General Capital Ltd.	2.750%	4/19/17	50	51
[2,3] CNPC General Capital Ltd.		1.133%	5/14/17	200	199
	CNPC General Capital Ltd.	1.950%	4/16/18	350	346
2	CNPC General Capital Ltd.	2.750%	5/14/19	200	201
	CNPC General Capital Ltd.	2.750%	5/14/19	250	251
2	CNPC General Capital Ltd.	3.950%	4/19/22	200	209
	CNPC General Capital Ltd.	3.400%	4/16/23	250	251
2	CNPC HK Overseas Capital Ltd.	3.125%	4/28/16	200	204
2	CNPC HK Overseas Capital Ltd.	4.500%	4/28/21	425	463
2	CNPC HK Overseas Capital Ltd.	5.950%	4/28/41	200	261
	COSCO Finance 2011 Ltd.	4.000%	12/3/22	400	402
2	COSL Finance BVI Ltd.	3.250%	9/6/22	550	539
1	CRCC Yupeng Ltd.	3.950%	2/28/49	300	304
	CRCC Yuxiang Ltd.	3.500%	5/16/23	250	250
1	Dianjian Haixing Ltd.	4.050%	10/29/49	200	202
2	Export-Import Bank of China	2.500%	7/31/19	700	713
	Export-Import Bank of China	2.500%	7/31/19	210	212
	Export-Import Bank of China	3.625%	7/31/24	550	581
	Franshion Brilliant Ltd.	5.750%	3/19/19	200	208
2	Franshion Development Ltd.	6.750%	4/15/21	200	216
	Franshion Investment Ltd.	4.700%	10/26/17	200	203
	Huarong Finance Co. Ltd.	4.000%	7/17/19	300	304
	Industrial & Commercial Bank of China Asia
	Ltd.	5.125%	11/30/20	700	758
	Industrial & Commercial Bank of China Ltd.	2.351%	11/13/17	1,000	1,004
	MCC Holding Hong Kong Corp. Ltd.	4.875%	7/29/16	200	201
	MCC Holding Hong Kong Corp. Ltd.	2.625%	6/16/17	200	200
	Nexen Energy ULC	7.875%	3/15/32	100	149
	Nexen Energy ULC	5.875%	3/10/35	308	378
	Nexen Energy ULC	6.400%	5/15/37	425	552
	Prosperous Ray Ltd.	3.000%	11/12/18	400	406
	Sino-Ocean Land Treasure Finance I Ltd.	6.000%	7/30/24	350	359
[1,2] Sinochem Global Capital Co. Ltd.		5.000%	12/29/49	200	202
	Sinochem Offshore Capital Co. Ltd.	3.250%	4/29/19	400	405
2	Sinochem Offshore Capital Co. Ltd.	3.250%	4/29/19	200	203
	Sinochem Overseas Capital Co. Ltd.	4.500%	11/12/20	100	106
2	Sinochem Overseas Capital Co. Ltd.	4.500%	11/12/20	375	396

2 Sinochem Overseas Capital Co. Ltd.	6.300%	11/12/40	250	319
Sinopec Capital 2013 Ltd.	1.250%	4/24/16	200	200
Sinopec Capital 2013 Ltd.	1.875%	4/24/18	600	593
Sinopec Capital 2013 Ltd.	3.125%	4/24/23	400	395
2 Sinopec Capital 2013 Ltd.	3.125%	4/24/23	400	394
2 Sinopec Group Overseas Development 2012
Ltd.	2.750%	5/17/17	375	382
2 Sinopec Group Overseas Development 2012
Ltd.	4.875%	5/17/42	400	454
Sinopec Group Overseas Development 2013
Ltd.	2.500%	10/17/18	300	302
Sinopec Group Overseas Development 2013
Ltd.	4.375%	10/17/23	1,425	1,545
Sinopec Group Overseas Development 2013
Ltd.	5.375%	10/17/43	200	242
3 Sinopec Group Overseas Development 2014
Ltd.	1.032%	4/10/17	300	299
Sinopec Group Overseas Development 2014
Ltd.	1.750%	4/10/17	225	225
2 Sinopec Group Overseas Development 2014
Ltd.	1.750%	4/10/17	1,000	997
2 Sinopec Group Overseas Development 2014
Ltd.	2.750%	4/10/19	400	405
Sinopec Group Overseas Development 2014
Ltd.	4.375%	4/10/24	200	218
2 State Grid Overseas Investment 2013 Ltd.	1.750%	5/22/18	200	198
State Grid Overseas Investment 2013 Ltd.	3.125%	5/22/23	410	416
2 State Grid Overseas Investment 2013 Ltd.	4.375%	5/22/43	200	223
State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	300	306
2 State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	700	713
State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	600	658
2 State Grid Overseas Investment 2014 Ltd.	4.850%	5/7/44	350	414
Total China (Cost $32,358)				33,622
Colombia (3.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (3.2%)
Ecopetrol SA	7.625%	7/23/19	425	495
Ecopetrol SA	5.875%	9/18/23	865	915
Ecopetrol SA	4.125%	1/16/25	475	448
Ecopetrol SA	7.375%	9/18/43	300	333
Ecopetrol SA	5.875%	5/28/45	750	716
Empresas Publicas de Medellin ESP	7.625%	7/29/19	300	352
Oleoducto Central SA	4.000%	5/7/21	200	193
Republic of Colombia	7.375%	1/27/17	400	445
Republic of Colombia	7.375%	3/18/19	975	1,149
Republic of Colombia	4.375%	7/12/21	1,534	1,626
1 Republic of Colombia	2.625%	3/15/23	475	447
Republic of Colombia	4.000%	2/26/24	1,053	1,087
Republic of Colombia	8.125%	5/21/24	340	452
Republic of Colombia	7.375%	9/18/37	550	747
Republic of Colombia	6.125%	1/18/41	822	993
1 Republic of Colombia	5.625%	2/26/44	1,024	1,180
1 Republic of Colombia	5.000%	6/15/45	700	739
Total Colombia (Cost $12,178)				12,317
Costa Rica (0.5%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.5%)
2 Banco Nacional de Costa Rica	4.875%	11/1/18	200	200

	Banco Nacional de Costa Rica	4.875%	11/1/18	200	200
	Instituto Costarricense de Electricidad	6.950%	11/10/21	200	209
	Instituto Costarricense de Electricidad	6.375%	5/15/43	200	168
	Republic of Costa Rica	4.250%	1/26/23	600	555
	Republic of Costa Rica	4.375%	4/30/25	200	180
	Republic of Costa Rica	5.625%	4/30/43	200	168
	Republic of Costa Rica	7.000%	4/4/44	400	393
Total Costa Rica (Cost $2,120)					2,073
Cote D'Ivoire (0.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.3%)
	Cote D'Ivoire	5.375%	7/23/24	250	238
1	Cote D'Ivoire	5.750%	12/31/32	1,095	1,029
Total Cote D'Ivoire (Cost $1,296)					1,267
Croatia (1.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.1%)
	Hrvatska Elektroprivreda	6.000%	11/9/17	200	209
	Republic of Croatia	6.250%	4/27/17	512	543
	Republic of Croatia	6.750%	11/5/19	600	663
	Republic of Croatia	6.625%	7/14/20	348	385
	Republic of Croatia	6.375%	3/24/21	900	990
	Republic of Croatia	5.500%	4/4/23	500	528
	Republic of Croatia	6.000%	1/26/24	635	695
Total Croatia (Cost $3,913)					4,013
Dominican Republic (0.8%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.8%)
1	Dominican Republic	7.500%	5/6/21	752	844
	Dominican Republic	6.600%	1/28/24	250	274
1	Dominican Republic	5.875%	4/18/24	250	264
	Dominican Republic	5.500%	1/27/25	400	404
	Dominican Republic	7.450%	4/30/44	200	219
2	Dominican Republic	6.850%	1/27/45	1,000	1,025
Total Dominican Republic (Cost $2,940)					3,030
Ecuador (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
	Republic of Ecuador	7.950%	6/20/24	850	744
Total Ecuador (Cost $871)					744
Egypt (0.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.3%)
	African Export-Import Bank	5.750%	7/27/16	300	311
	African Export-Import Bank	3.875%	6/4/18	250	244
	Arab Republic of Egypt	5.750%	4/29/20	412	440
	Arab Republic of Egypt	6.875%	4/30/40	300	307
Total Egypt (Cost $1,308)					1,302
El Salvador (0.6%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.6%)
	Republic of El Salvador	7.375%	12/1/19	345	377
	Republic of El Salvador	7.750%	1/24/23	300	339
	Republic of El Salvador	5.875%	1/30/25	300	299
2	Republic of El Salvador	6.375%	1/18/27	300	307
	Republic of El Salvador	8.250%	4/10/32	200	231
	Republic of El Salvador	7.650%	6/15/35	380	409
	Republic of El Salvador	7.625%	2/1/41	300	320

Total El Salvador (Cost $2,236)				2,282
Ethiopia (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
Federal Democratic Republic of Ethiopia	6.625%	12/11/24	200	197
Total Ethiopia (Cost $200)				197
Gabon (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
Gabonese Republic	8.200%	12/12/17	100	104
[1,2] Gabonese Republic	6.375%	12/12/24	400	377
1 Gabonese Republic	6.375%	12/12/24	200	187
Total Gabon (Cost $731)				668
Georgia (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
Georgian Railway JSC	7.750%	7/11/22	200	211
Republic of Georgia	6.875%	4/12/21	200	217
Total Georgia (Cost $450)				428
Ghana (0.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.3%)
Republic of Ghana	8.500%	10/4/17	200	199
2 Republic of Ghana	7.875%	8/7/23	400	351
[1,2] Republic of Ghana	8.125%	1/18/26	300	263
1 Republic of Ghana	8.125%	1/18/26	200	176
Total Ghana (Cost $1,111)				989
Guatemala (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
Republic of Guatemala	5.750%	6/6/22	200	223
Republic of Guatemala	4.875%	2/13/28	200	209
Total Guatemala (Cost $400)				432
Honduras (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
Republic of Honduras	8.750%	12/16/20	200	222
1 Republic of Honduras	7.500%	3/15/24	200	208
Total Honduras (Cost $400)				430
Hungary (2.0%)
Sovereign Bonds (U.S. Dollar-Denominated) (2.0%)
4 Magyar Export-Import Bank Zrt	5.500%	2/12/18	500	533
[2,4] MFB Magyar Fejlesztesi Bank Zrt	6.250%	10/21/20	200	224
Republic of Hungary	4.125%	2/19/18	520	545
Republic of Hungary	4.000%	3/25/19	400	420
Republic of Hungary	6.250%	1/29/20	581	667
Republic of Hungary	6.375%	3/29/21	1,028	1,206
Republic of Hungary	5.375%	2/21/23	1,562	1,758
Republic of Hungary	5.750%	11/22/23	1,220	1,415
Republic of Hungary	5.375%	3/25/24	250	283
Republic of Hungary	7.625%	3/29/41	350	516
Total Hungary (Cost $7,036)				7,567
India (1.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.9%)
Bank of Baroda	4.875%	7/23/19	350	379
Bank of India	3.625%	9/21/18	350	360
Bharat Petroleum Corp. Ltd.	4.625%	10/25/22	200	208
Canara Bank	5.250%	10/18/18	200	216

Export-Import Bank of India	4.000%	8/7/17	875	911
Export-Import Bank of India	4.000%	1/14/23	400	414
IDBI Bank Ltd.	4.375%	3/26/18	200	206
IDBI Bank Ltd.	3.750%	1/25/19	200	202
Indian Oil Corp. Ltd.	5.625%	8/2/21	200	222
Indian Oil Corp. Ltd.	5.750%	8/1/23	200	223
Indian Overseas Bank	5.000%	10/19/16	400	417
Indian Railway Finance Corp. Ltd.	3.917%	2/26/19	200	210
NTPC Ltd.	5.625%	7/14/21	200	225
NTPC Ltd.	4.750%	10/3/22	200	214
Oil India Ltd.	5.375%	4/17/24	250	277
ONGC Videsh Ltd.	3.750%	5/7/23	400	397
ONGC Videsh Ltd.	4.625%	7/15/24	250	263
Power Grid Corp. of India Ltd.	3.875%	1/17/23	200	201
State Bank of India	4.125%	8/1/17	250	261
State Bank of India	3.250%	4/18/18	700	716
State Bank of India	3.622%	4/17/19	200	207
2 State Bank of India	4.875%	4/17/24	200	220
Syndicate Bank	4.750%	11/6/16	250	260
Total India (Cost $6,960)				7,209
Indonesia (6.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (6.3%)
Lembaga Pembiayaan Ekspor Indonesia	3.750%	4/26/17	300	307
Majapahit Holding BV	7.750%	10/17/16	400	435
Majapahit Holding BV	8.000%	8/7/19	250	293
Majapahit Holding BV	7.750%	1/20/20	525	615
Majapahit Holding BV	7.875%	6/29/37	200	249
2 Pelabuhan Indonesia III PT	4.875%	10/1/24	200	209
Pertamina Persero PT	5.250%	5/23/21	200	212
Pertamina Persero PT	4.875%	5/3/22	850	875
2 Pertamina Persero PT	4.300%	5/20/23	430	427
Pertamina Persero PT	4.300%	5/20/23	700	699
Pertamina Persero PT	6.500%	5/27/41	400	433
2 Pertamina Persero PT	6.000%	5/3/42	750	767
Pertamina Persero PT	6.000%	5/3/42	250	257
2 Pertamina Persero PT	5.625%	5/20/43	200	199
Pertamina Persero PT	5.625%	5/20/43	200	196
Pertamina Persero PT	6.450%	5/30/44	200	219
2 Perusahaan Gas Negara Persero Tbk PT	5.125%	5/16/24	400	422
Perusahaan Gas Negara Persero Tbk PT	5.125%	5/16/24	200	210
Perusahaan Listrik Negara PT	5.500%	11/22/21	350	379
Perusahaan Listrik Negara PT	5.250%	10/24/42	200	191
Republic of Indonesia	6.875%	3/9/17	300	330
Republic of Indonesia	6.875%	1/17/18	1,493	1,689
Republic of Indonesia	4.000%	11/21/18	600	629
Republic of Indonesia	11.625%	3/4/19	400	536
Republic of Indonesia	6.125%	3/15/19	400	455
2 Republic of Indonesia	6.125%	3/15/19	200	227
2 Republic of Indonesia	5.875%	3/13/20	350	395
Republic of Indonesia	5.875%	3/13/20	950	1,070
Republic of Indonesia	4.875%	5/5/21	850	920
Republic of Indonesia	3.750%	4/25/22	850	857
Republic of Indonesia	3.300%	11/21/22	228	220
Republic of Indonesia	3.375%	4/15/23	600	586
Republic of Indonesia	5.375%	10/17/23	209	233
Republic of Indonesia	5.875%	1/15/24	300	347

2 Republic of Indonesia	4.350%	9/10/24	600	612
2 Republic of Indonesia	4.125%	1/15/25	200	205
Republic of Indonesia	8.500%	10/12/35	1,200	1,748
Republic of Indonesia	6.625%	2/17/37	1,168	1,434
Republic of Indonesia	7.750%	1/17/38	377	519
Republic of Indonesia	5.250%	1/17/42	900	952
Republic of Indonesia	4.625%	4/15/43	375	366
2 Republic of Indonesia	6.750%	1/15/44	100	129
Republic of Indonesia	6.750%	1/15/44	750	967
Republic of Indonesia	5.125%	1/15/45	800	849
Total Indonesia (Cost $22,607)				23,869
Iraq (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
Republic of Iraq	5.800%	1/15/28	1,060	848
Total Iraq (Cost $940)				848
Jamaica (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
1 Jamaica	8.000%	6/24/19	450	479
1 Jamaica	7.625%	7/9/25	250	272
1 Jamaica	8.000%	3/15/39	125	128
Total Jamaica (Cost $833)				879
Kazakhstan (1.5%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.5%)
Development Bank of Kazakhstan JSC	4.125%	12/10/22	300	245
Intergas Finance BV	6.375%	5/14/17	150	150
KazAgro National Management Holding JSC	4.625%	5/24/23	600	487
Kazakhstan Temir Zholy Finance BV	6.950%	7/10/42	600	546
KazMunayGas National Co. JSC	9.125%	7/2/18	225	246
KazMunayGas National Co. JSC	7.000%	5/5/20	900	920
KazMunayGas National Co. JSC	6.375%	4/9/21	830	820
KazMunayGas National Co. JSC	4.400%	4/30/23	425	373
2 KazMunayGas National Co. JSC	5.750%	4/30/43	225	180
KazMunayGas National Co. JSC	5.750%	4/30/43	900	733
2 KazMunayGas National Co. JSC	6.000%	11/7/44	200	166
Republic of Kazakhstan	3.875%	10/14/24	600	544
2 Republic of Kazakhstan	4.875%	10/14/44	400	352
Total Kazakhstan (Cost $6,421)				5,762
Kenya (0.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.3%)
2 Republic of Kenya	5.875%	6/24/19	200	201
Republic of Kenya	5.875%	6/24/19	200	201
2 Republic of Kenya	6.875%	6/24/24	200	208
Republic of Kenya	6.875%	6/24/24	600	625
Total Kenya (Cost $1,252)				1,235
Lebanon (1.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.9%)
Republic of Lebanon	4.750%	11/2/16	100	100
Republic of Lebanon	9.000%	3/20/17	400	433
Republic of Lebanon	5.000%	10/12/17	1,025	1,025
Republic of Lebanon	5.150%	6/12/18	50	50
Republic of Lebanon	5.150%	11/12/18	300	300
Republic of Lebanon	5.500%	4/23/19	50	50
Republic of Lebanon	6.000%	5/20/19	150	154
Republic of Lebanon	5.450%	11/28/19	750	752

	Republic of Lebanon	6.375%	3/9/20	1,066	1,102
	Republic of Lebanon	8.250%	4/12/21	976	1,093
	Republic of Lebanon	6.100%	10/4/22	708	715
	Republic of Lebanon	6.000%	1/27/23	150	151
	Republic of Lebanon	6.250%	6/12/25	100	100
	Republic of Lebanon	6.600%	11/27/26	600	615
	Republic of Lebanon	6.750%	11/29/27	495	513
Total Lebanon (Cost $7,114)					7,153
Malaysia (1.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.2%)
	Export-Import Bank of Malaysia Bhd.	2.875%	12/14/17	200	206
2	Federation of Malaysia	2.991%	7/6/16	625	640
2	Federation of Malaysia	4.646%	7/6/21	250	279
1	Malayan Banking Berhad	3.250%	9/20/22	400	401
[2,5] Penerbangan Malaysia Bhd.		5.625%	3/15/16	300	313
	Petroliam Nasional Bhd.	7.625%	10/15/26	100	141
	Petronas Capital Ltd.	5.250%	8/12/19	416	464
2	Petronas Capital Ltd.	5.250%	8/12/19	623	697
	Petronas Capital Ltd.	7.875%	5/22/22	200	261
2	Petronas Capital Ltd.	7.875%	5/22/22	500	652
	SSG Resources Ltd.	4.250%	10/4/22	400	411
Total Malaysia (Cost $4,390)					4,465
Mexico (9.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (9.3%)
	Comision Federal de Electricidad	4.875%	5/26/21	550	590
2	Comision Federal de Electricidad	4.875%	1/15/24	200	213
	Comision Federal de Electricidad	4.875%	1/15/24	400	423
	Comision Federal de Electricidad	5.750%	2/14/42	200	221
	Petroleos Mexicanos	5.750%	3/1/18	775	841
	Petroleos Mexicanos	3.500%	7/18/18	600	613
	Petroleos Mexicanos	8.000%	5/3/19	932	1,110
	Petroleos Mexicanos	6.000%	3/5/20	200	223
2	Petroleos Mexicanos	3.500%	7/23/20	500	503
	Petroleos Mexicanos	5.500%	1/21/21	1,189	1,289
	Petroleos Mexicanos	4.875%	1/24/22	950	993
	Petroleos Mexicanos	3.500%	1/30/23	1,350	1,281
	Petroleos Mexicanos	4.875%	1/18/24	825	858
2	Petroleos Mexicanos	4.250%	1/15/25	200	197
2	Petroleos Mexicanos	4.500%	1/23/26	550	551
	Petroleos Mexicanos	6.625%	6/15/35	1,233	1,416
	Petroleos Mexicanos	6.500%	6/2/41	1,420	1,596
2	Petroleos Mexicanos	5.500%	6/27/44	500	499
	Petroleos Mexicanos	5.500%	6/27/44	886	884
	Petroleos Mexicanos	6.375%	1/23/45	600	669
2	Petroleos Mexicanos	5.625%	1/23/46	1,800	1,840
	United Mexican States	11.375%	9/15/16	325	380
	United Mexican States	5.625%	1/15/17	1,040	1,124
	United Mexican States	5.950%	3/19/19	1,195	1,365
	United Mexican States	8.125%	12/30/19	850	1,102
	United Mexican States	5.125%	1/15/20	780	873
	United Mexican States	3.500%	1/21/21	300	310
	United Mexican States	3.625%	3/15/22	1,338	1,382
	United Mexican States	4.000%	10/2/23	1,165	1,233
	United Mexican States	3.600%	1/30/25	1,139	1,171
	United Mexican States	8.300%	8/15/31	200	307
	United Mexican States	7.500%	4/8/33	290	415

	United Mexican States	6.750%	9/27/34	856	1,162
	United Mexican States	6.050%	1/11/40	1,664	2,105
	United Mexican States	4.750%	3/8/44	1,820	1,966
	United Mexican States	5.550%	1/21/45	1,350	1,616
	United Mexican States	4.600%	1/23/46	900	939
	United Mexican States	5.750%	10/12/10	1,100	1,235
Total Mexico (Cost $34,458)					35,495
Mongolia (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
6	Development Bank of Mongolia LLC	5.750%	3/21/17	200	185
	Mongolia	4.125%	1/5/18	200	181
	Mongolia	5.125%	12/5/22	450	372
Total Mongolia (Cost $790)					738
Morocco (0.5%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.5%)
	Kingdom of Morocco	4.250%	12/11/22	700	734
	Kingdom of Morocco	5.500%	12/11/42	225	252
2	OCP SA	5.625%	4/25/24	500	546
	OCP SA	5.625%	4/25/24	200	217
2	OCP SA	6.875%	4/25/44	200	226
Total Morocco (Cost $1,806)					1,975
Mozambique (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
[1,7] Mozambique EMATUM Finance 2020 BV		6.305%	9/11/20	400	370
Total Mozambique (Cost $384)					370
Namibia (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
	Republic of Namibia	5.500%	11/3/21	200	216
Total Namibia (Cost $205)					216
Nigeria (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
2	Federal Republic of Nigeria	5.125%	7/12/18	200	193
	Federal Republic of Nigeria	6.750%	1/28/21	250	242
Total Nigeria (Cost $462)					435
Pakistan (0.4%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.4%)
	Islamic Republic of Pakistan	6.875%	6/1/17	275	282
2	Islamic Republic of Pakistan	7.250%	4/15/19	400	409
	Islamic Republic of Pakistan	6.750%	12/3/19	400	400
2	Islamic Republic of Pakistan	8.250%	4/15/24	250	259
	Islamic Republic of Pakistan	8.250%	4/15/24	200	206
Total Pakistan (Cost $1,531)					1,556
Panama (1.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.1%)
	Republic of Panama	5.200%	1/30/20	458	514
1	Republic of Panama	4.000%	9/22/24	550	579
	Republic of Panama	7.125%	1/29/26	100	133
	Republic of Panama	8.875%	9/30/27	425	636
	Republic of Panama	9.375%	4/1/29	450	704
1	Republic of Panama	6.700%	1/26/36	1,132	1,530
1	Republic of Panama	4.300%	4/29/53	200	201

Total Panama (Cost $3,994)					4,297
Paraguay (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
	Republic of Paraguay	4.625%	1/25/23	200	207
	Republic of Paraguay	6.100%	8/11/44	300	331
Total Paraguay (Cost $523)					538
Peru (1.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.3%)
	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	200	212
	Fondo MIVIVIENDA SA	3.500%	1/31/23	100	98
	Republic of Peru	7.125%	3/30/19	371	441
	Republic of Peru	7.350%	7/21/25	842	1,143
	Republic of Peru	8.750%	11/21/33	760	1,212
1	Republic of Peru	6.550%	3/14/37	723	962
	Republic of Peru	5.625%	11/18/50	750	925
Total Peru (Cost $4,711)					4,993
Philippines (3.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (3.3%)
	Philippine Government International Bond	3.950%	1/20/40	700	762
8	Power Sector Assets & Liabilities
	Management Corp.	6.875%	11/2/16	100	109
8	Power Sector Assets & Liabilities
	Management Corp.	7.250%	5/27/19	664	799
8	Power Sector Assets & Liabilities
	Management Corp.	7.390%	12/2/24	500	669
	Republic of Philippines	9.875%	1/15/19	250	325
	Republic of Philippines	6.500%	1/20/20	300	361
	Republic of Philippines	4.000%	1/15/21	570	627
	Republic of Philippines	4.200%	1/21/24	1,300	1,454
	Republic of Philippines	10.625%	3/16/25	584	957
	Republic of Philippines	5.500%	3/30/26	850	1,052
	Republic of Philippines	9.500%	2/2/30	803	1,363
	Republic of Philippines	7.750%	1/14/31	1,243	1,889
	Republic of Philippines	6.375%	1/15/32	600	825
	Republic of Philippines	6.375%	10/23/34	450	638
	Republic of Philippines	5.000%	1/13/37	600	743
Total Philippines (Cost $11,717)					12,573
Poland (1.5%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.5%)
	Republic of Poland	6.375%	7/15/19	1,281	1,509
	Republic of Poland	5.125%	4/21/21	885	1,015
	Republic of Poland	5.000%	3/23/22	1,268	1,452
	Republic of Poland	3.000%	3/17/23	700	714
	Republic of Poland	4.000%	1/22/24	830	903
Total Poland (Cost $5,361)					5,593
Qatar (3.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (3.9%)
[1,2] Nakilat Inc.		6.067%	12/31/33	400	469
2	Ooredoo International Finance Ltd.	3.375%	10/14/16	805	831
2	Ooredoo International Finance Ltd.	7.875%	6/10/19	400	494
2	Ooredoo International Finance Ltd.	4.750%	2/16/21	500	554
2	Ooredoo International Finance Ltd.	3.250%	2/21/23	150	152
2	Ooredoo International Finance Ltd.	5.000%	10/19/25	200	225
2	Ooredoo International Finance Ltd.	3.875%	1/31/28	650	653

	Ooredoo Tamweel Ltd.	3.039%	12/3/18	225	232
[2,9] Qatari Diar Finance QSC		5.000%	7/21/20	825	933
	QNB Finance Ltd.	3.375%	2/22/17	1,250	1,295
	QNB Finance Ltd.	2.125%	2/14/18	200	200
	QNB Finance Ltd.	2.750%	10/31/18	400	408
	QNB Finance Ltd.	2.875%	4/29/20	200	204
[1,2] Ras Laffan Liquefied Natural Gas Co. Ltd. II		5.298%	9/30/20	310	336
2	Ras Laffan Liquefied Natural Gas Co. Ltd. III	6.750%	9/30/19	250	298
[1,2] Ras Laffan Liquefied Natural Gas Co. Ltd. III		5.838%	9/30/27	770	894
[1,2] Ras Laffan Liquefied Natural Gas Co. Ltd. III		6.332%	9/30/27	250	301
2	State of Qatar	3.125%	1/20/17	775	808
9	State of Qatar	2.099%	1/18/18	700	714
2	State of Qatar	6.550%	4/9/19	450	536
	State of Qatar	5.250%	1/20/20	100	116
2	State of Qatar	5.250%	1/20/20	757	872
2	State of Qatar	4.500%	1/20/22	450	509
9	State of Qatar	3.241%	1/18/23	375	392
	State of Qatar	9.750%	6/15/30	75	127
2	State of Qatar	9.750%	6/15/30	600	1,006
	State of Qatar	6.400%	1/20/40	102	140
2	State of Qatar	6.400%	1/20/40	400	543
	State of Qatar	5.750%	1/20/42	200	254
2	State of Qatar	5.750%	1/20/42	400	507
Total Qatar (Cost $14,427)					15,003
Romania (0.8%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.8%)
	Republic of Romania	6.750%	2/7/22	1,026	1,257
	Republic of Romania	4.375%	8/22/23	1,030	1,118
2	Republic of Romania	4.875%	1/22/24	100	112
	Republic of Romania	6.125%	1/22/44	180	239
2	Republic of Romania	6.125%	1/22/44	100	133
Total Romania (Cost $2,627)					2,859
Russian Federation (8.6%)
Sovereign Bonds (U.S. Dollar-Denominated) (8.6%)
	AK Transneft OJSC Via TransCapitalInvest
	Ltd.	8.700%	8/7/18	320	322
	Gazprom Neft OAO Via GPN Capital SA	4.376%	9/19/22	600	429
2	Gazprom Neft OAO Via GPN Capital SA	6.000%	11/27/23	200	148
	Gazprom Neft OAO Via GPN Capital SA	6.000%	11/27/23	450	337
	Gazprom OAO Via Gaz Capital SA	4.950%	5/23/16	500	481
	Gazprom OAO Via Gaz Capital SA	6.212%	11/22/16	425	410
	Gazprom OAO Via Gaz Capital SA	8.146%	4/11/18	500	482
	Gazprom OAO Via Gaz Capital SA	9.250%	4/23/19	1,050	1,026
	Gazprom OAO Via Gaz Capital SA	3.850%	2/6/20	678	534
	Gazprom OAO Via Gaz Capital SA	5.999%	1/23/21	200	171
	Gazprom OAO Via Gaz Capital SA	6.510%	3/7/22	325	279
	Gazprom OAO Via Gaz Capital SA	4.950%	7/19/22	350	275
	Gazprom OAO Via Gaz Capital SA	4.950%	2/6/28	450	333
	Gazprom OAO Via Gaz Capital SA	8.625%	4/28/34	275	265
	Gazprom OAO Via Gaz Capital SA	7.288%	8/16/37	475	404
	Gazprombank OJSC Via GPB Eurobond
	Finance plc	5.625%	5/17/17	400	350
	Gazprombank OJSC Via GPB Eurobond
	Finance plc	7.250%	5/3/19	200	153
	Gazprombank OJSC Via GPB Eurobond
	Finance plc	4.960%	9/5/19	200	150

Rosneft Finance SA	7.500%	7/18/16	250	244
Rosneft Finance SA	6.625%	3/20/17	100	95
2 Rosneft Finance SA	7.875%	3/13/18	100	94
Rosneft Finance SA	7.875%	3/13/18	650	609
Rosneft Finance SA	7.250%	2/2/20	200	173
Rosneft Oil Co. via Rosneft International
Finance Ltd.	3.149%	3/6/17	400	345
Rosneft Oil Co. via Rosneft International
Finance Ltd.	4.199%	3/6/22	777	524
Russian Agricultural Bank OJSC Via RSHB
Capital SA	6.299%	5/15/17	200	177
Russian Agricultural Bank OJSC Via RSHB
Capital SA	5.298%	12/27/17	318	267
Russian Agricultural Bank OJSC Via RSHB
Capital SA	7.750%	5/29/18	400	348
Russian Agricultural Bank OJSC Via RSHB
Capital SA	5.100%	7/25/18	800	640
2 Russian Agricultural Bank OJSC Via RSHB
Capital SA	5.100%	7/25/18	100	80
1 Russian Agricultural Bank OJSC Via RSHB
Capital SA	6.000%	6/3/21	200	133
Russian Federation	3.250%	4/4/17	200	188
Russian Federation	11.000%	7/24/18	825	908
2 Russian Federation	3.500%	1/16/19	300	262
Russian Federation	3.500%	1/16/19	800	693
Russian Federation	5.000%	4/29/20	1,300	1,152
2 Russian Federation	4.500%	4/4/22	500	421
Russian Federation	4.500%	4/4/22	800	671
Russian Federation	4.875%	9/16/23	800	673
2 Russian Federation	4.875%	9/16/23	200	172
Russian Federation	12.750%	6/24/28	775	1,048
1 Russian Federation	7.500%	3/31/30	6,723	6,770
Russian Federation	5.625%	4/4/42	1,000	795
Russian Federation	5.875%	9/16/43	600	492
Russian Railways via RZD Capital plc	5.739%	4/3/17	486	451
Russian Railways via RZD Capital plc	5.700%	4/5/22	600	474
Sberbank of Russia Via SB Capital SA	4.950%	2/7/17	475	439
Sberbank of Russia Via SB Capital SA	5.400%	3/24/17	550	509
Sberbank of Russia Via SB Capital SA	5.180%	6/28/19	750	622
Sberbank of Russia Via SB Capital SA	5.717%	6/16/21	200	166
Sberbank of Russia Via SB Capital SA	6.125%	2/7/22	500	418
Sberbank of Russia Via SB Capital SA	5.125%	10/29/22	574	399
2 Sberbank of Russia Via SB Capital SA	5.250%	5/23/23	350	210
SCF Capital Ltd.	5.375%	10/27/17	200	155
Vnesheconombank Via VEB Finance plc	5.375%	2/13/17	300	267
Vnesheconombank Via VEB Finance plc	4.224%	11/21/18	1,000	740
Vnesheconombank Via VEB Finance plc	6.902%	7/9/20	250	185
Vnesheconombank Via VEB Finance plc	6.025%	7/5/22	725	478
2 Vnesheconombank Via VEB Finance plc	5.942%	11/21/23	200	134
Vnesheconombank Via VEB Finance plc	6.800%	11/22/25	450	304
VTB Bank OJSC Via VTB Capital SA	6.000%	4/12/17	725	634
VTB Bank OJSC Via VTB Capital SA	6.315%	2/22/18	200	168
VTB Bank OJSC Via VTB Capital SA	6.875%	5/29/18	875	742
VTB Bank OJSC Via VTB Capital SA	6.551%	10/13/20	450	341
VTB Bank OJSC Via VTB Capital SA	6.950%	10/17/22	575	377
VTB Bank OJSC Via VTB Capital SA	6.250%	6/30/35	100	99

Total Russian Federation (Cost $39,261)					32,835
Saudi Arabia (0.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.9%)
	SABIC Capital II BV	2.625%	10/3/18	400	409
	Saudi Electricity Global Sukuk Co.	4.211%	4/3/22	400	434
	Saudi Electricity Global Sukuk Co. 2	3.473%	4/8/23	550	570
	Saudi Electricity Global Sukuk Co. 2	5.060%	4/8/43	400	427
	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	350	377
2	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	650	700
2	Saudi Electricity Global Sukuk Co. 3	5.500%	4/8/44	300	347
Total Saudi Arabia (Cost $3,077)					3,264
Senegal (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
	Republic of Senegal	8.750%	5/13/21	200	228
	Republic of Senegal	6.250%	7/30/24	200	199
Total Senegal (Cost $419)					427
Serbia, Republic of (0.7%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.7%)
	Republic of Serbia	5.250%	11/21/17	400	412
	Republic of Serbia	5.875%	12/3/18	400	422
2	Republic of Serbia	5.875%	12/3/18	200	212
	Republic of Serbia	4.875%	2/25/20	400	408
	Republic of Serbia	7.250%	9/28/21	900	1,026
Total Serbia, Republic of (Cost $2,427)					2,480
South Africa (1.7%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.7%)
	Eskom Holdings SOC Ltd.	5.750%	1/26/21	700	686
	Eskom Holdings SOC Ltd.	6.750%	8/6/23	400	408
	Republic of South Africa	6.875%	5/27/19	1,195	1,371
	Republic of South Africa	5.500%	3/9/20	295	324
	Republic of South Africa	4.665%	1/17/24	1,050	1,118
	Republic of South Africa	5.875%	9/16/25	650	754
	Republic of South Africa	6.250%	3/8/41	345	428
	Republic of South Africa	5.375%	7/24/44	500	555
	Transnet SOC Ltd.	4.500%	2/10/16	200	205
2	Transnet SOC Ltd.	4.000%	7/26/22	600	588
Total South Africa (Cost $6,185)					6,437
Sri Lanka (0.8%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.8%)
	Bank of Ceylon	6.875%	5/3/17	250	259
	Bank of Ceylon	5.325%	4/16/18	200	199
2	Democratic Socialist Republic of Sri Lanka	6.000%	1/14/19	200	208
2	Democratic Socialist Republic of Sri Lanka	5.125%	4/11/19	250	253
	Democratic Socialist Republic of Sri Lanka	6.250%	10/4/20	432	459
	Democratic Socialist Republic of Sri Lanka	6.250%	7/27/21	750	797
	Democratic Socialist Republic of Sri Lanka	5.875%	7/25/22	600	629
	National Savings Bank	8.875%	9/18/18	200	221
Total Sri Lanka (Cost $2,941)					3,025
Thailand (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
1	Krung Thai Bank PCL	5.200%	12/26/24	450	467
	PTT PCL	4.500%	10/25/42	200	189
	PTT Public Co. Ltd.	3.375%	10/25/22	225	224

Total Thailand (Cost $853)					880
Trinidad And Tobago (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
2	Petroleum Co. of Trinidad & Tobago Ltd.	9.750%	8/14/19	300	353
2	Republic of Trinidad & Tobago	4.375%	1/16/24	200	214
Total Trinidad And Tobago (Cost $569)					567
Tunisia (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
	Banque Centrale de Tunisie SA	5.750%	1/30/25	400	406
Total Tunisia (Cost $408)					406
Turkey (6.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (6.3%)
	Export Credit Bank of Turkey	5.875%	4/24/19	200	213
2	Export Credit Bank of Turkey	5.000%	9/23/21	400	409
	Hazine Mustesarligi Varlik Kiralama AS	4.557%	10/10/18	250	265
2	Hazine Mustesarligi Varlik Kiralama AS	4.489%	11/25/24	400	412
	Republic of Turkey	7.000%	9/26/16	500	543
	Republic of Turkey	7.500%	7/14/17	991	1,110
[10] Republic of Turkey		2.803%	3/26/18	250	250
	Republic of Turkey	6.750%	4/3/18	487	546
2	Republic of Turkey	4.557%	10/10/18	150	159
	Republic of Turkey	7.000%	3/11/19	616	710
	Republic of Turkey	7.500%	11/7/19	1,350	1,602
	Republic of Turkey	7.000%	6/5/20	630	741
	Republic of Turkey	5.625%	3/30/21	901	1,004
	Republic of Turkey	5.125%	3/25/22	825	899
	Republic of Turkey	6.250%	9/26/22	504	586
	Republic of Turkey	3.250%	3/23/23	451	436
	Republic of Turkey	5.750%	3/22/24	1,350	1,549
	Republic of Turkey	7.375%	2/5/25	2,150	2,745
	Republic of Turkey	11.875%	1/15/30	775	1,415
	Republic of Turkey	8.000%	2/14/34	502	719
	Republic of Turkey	6.875%	3/17/36	604	784
	Republic of Turkey	7.250%	3/5/38	255	347
	Republic of Turkey	6.750%	5/30/40	690	897
	Republic of Turkey	6.000%	1/14/41	1,200	1,438
	Republic of Turkey	4.875%	4/16/43	1,066	1,117
	Republic of Turkey	6.625%	2/17/45	950	1,235
2	TC Ziraat Bankasi AS	4.250%	7/3/19	200	201
	Turkiye Halk Bankasi AS	4.875%	7/19/17	200	205
2	Turkiye Halk Bankasi AS	4.750%	6/4/19	250	256
	Turkiye Halk Bankasi AS	3.875%	2/5/20	400	388
	Turkiye Vakiflar Bankasi Tao	5.750%	4/24/17	200	209
	Turkiye Vakiflar Bankasi Tao	3.750%	4/15/18	200	197
	Turkiye Vakiflar Bankasi Tao	5.000%	10/31/18	200	204
	Turkiye Vakiflar Bankasi Tao	6.000%	11/1/22	400	397
Total Turkey (Cost $22,701)					24,188
Ukraine (0.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.9%)
[11] Financing of Infrastructural Projects State
	Enterprise	8.375%	11/3/17	100	51
[11] Financing of Infrastructural Projects State
	Enterprise	9.000%	12/7/17	200	100

[11] Financing of Infrastructural Projects State
	Enterprise	7.400%	4/20/18	200	102
	Oschadbank Via SSB #1 plc	8.250%	3/10/16	200	98
	Oschadbank Via SSB #1 plc	8.875%	3/20/18	200	91
	Ukraine	6.250%	6/17/16	400	220
	Ukraine	6.580%	11/21/16	623	336
	Ukraine	9.250%	7/24/17	1,050	557
	Ukraine	6.750%	11/14/17	800	416
	Ukraine	7.750%	9/23/20	627	326
	Ukraine	7.950%	2/23/21	450	234
	Ukraine	7.800%	11/28/22	780	390
	Ukraine	7.500%	4/17/23	600	300
2	Ukraine Railways via Shortline plc	9.500%	5/21/18	200	76
	Ukreximbank Via Biz Finance plc	8.750%	1/22/18	200	96
Total Ukraine (Cost $5,866)					3,393
United Arab Emirates (5.4%)
Sovereign Bonds (U.S. Dollar-Denominated) (5.4%)
2	Abu Dhabi National Energy Co.	5.875%	10/27/16	585	629
2	Abu Dhabi National Energy Co.	4.125%	3/13/17	400	420
2	Abu Dhabi National Energy Co.	2.500%	1/12/18	400	405
2	Abu Dhabi National Energy Co.	6.250%	9/16/19	275	323
2	Abu Dhabi National Energy Co.	5.875%	12/13/21	200	240
2	Abu Dhabi National Energy Co.	3.625%	1/12/23	600	625
	Abu Dhabi National Energy Co.	3.875%	5/6/24	200	210
2	Abu Dhabi National Energy Co.	6.500%	10/27/36	625	816
3	ADCB Finance Cayman Ltd.	1.552%	1/9/17	200	201
	ADCB Finance Cayman Ltd.	2.500%	3/6/18	200	202
	ADCB Finance Cayman Ltd.	3.000%	3/4/19	400	409
	ADCB Finance Cayman Ltd.	4.500%	3/6/23	425	439
	ADCB Islamic Finance Cayman Ltd.	4.071%	11/22/16	720	753
	AHB Sukuk Co. Ltd.	3.267%	10/8/18	200	208
	DEWA Sukuk 2013 Ltd.	3.000%	3/5/18	650	667
[1,2] Dolphin Energy Ltd.		5.888%	6/15/19	286	315
2	Dolphin Energy Ltd.	5.500%	12/15/21	420	489
2	DP World Ltd.	6.850%	7/2/37	650	766
2	DP World Sukuk Ltd.	6.250%	7/2/17	670	732
	Dubai DOF Sukuk Ltd.	6.450%	5/2/22	200	241
2	Dubai Electricity & Water Authority	6.375%	10/21/16	250	270
2	Dubai Electricity & Water Authority	7.375%	10/21/20	450	550
2	Emirate of Abu Dhabi	6.750%	4/8/19	525	633
	Emirate of Dubai	4.900%	5/2/17	200	215
	Emirate of Dubai	7.750%	10/5/20	400	498
	Emirate of Dubai	3.875%	1/30/23	200	207
	Emirate of Dubai	5.250%	1/30/43	200	191
	Emirates Airline	5.125%	6/8/16	300	313
[1,2] Emirates Airline		4.500%	2/6/25	360	368
	Emirates NBD PJSC	4.625%	3/28/17	425	445
	Emirates NBD PJSC	3.250%	11/19/19	335	339
1	Emirates NBD PJSC	4.875%	3/28/23	250	259
	Emirates Telecommunications Corp.	2.375%	6/18/19	200	203
	Emirates Telecommunications Corp.	3.500%	6/18/24	200	212
	ICD Sukuk Co. Ltd.	3.508%	5/21/20	250	245
2	IPIC GMTN Ltd.	3.750%	3/1/17	945	990
2	IPIC GMTN Ltd.	5.000%	11/15/20	500	565
2	IPIC GMTN Ltd.	5.500%	3/1/22	510	600
2	IPIC GMTN Ltd.	6.875%	11/1/41	200	279

	Jafz Sukuk Ltd.	7.000%	6/19/19	200	230
2	MDC-GMTN B.V.	3.750%	4/20/16	200	206
2	MDC-GMTN B.V.	7.625%	5/6/19	500	615
2	MDC-GMTN B.V.	5.500%	4/20/21	200	236
2	MDC-GMTN B.V.	3.250%	4/28/22	200	210
1	Medjool Ltd.	3.875%	3/19/23	322	324
	National Bank of Abu Dhabi PJSC	3.250%	3/27/17	200	208
	National Bank of Abu Dhabi PJSC	3.000%	8/13/19	400	414
2	NOVA Chemicals Corp.	5.250%	8/1/23	400	408
	RAK Capital	3.297%	10/21/18	200	209
1	Ruwais Power Co. PJSC	6.000%	8/31/36	400	476
	Union National Bank PJSC	3.875%	11/10/16	200	208
[1,2] Waha Aerospace BV		3.925%	7/28/20	264	277
Total United Arab Emirates (Cost $19,901)					20,493
United States (0.0%)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Note/Bond	5.500%	8/15/28	30	43
	United States Treasury Note/Bond	3.750%	8/15/41	5	6
Total United States (Cost $44)					49
Uruguay (0.8%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.8%)
1	Oriental Republic of Uruguay	8.000%	11/18/22	218	291
1	Oriental Republic of Uruguay	4.500%	8/14/24	21	23
	Oriental Republic of Uruguay	7.875%	1/15/33	346	491
1	Oriental Republic of Uruguay	7.625%	3/21/36	738	1,044
1	Oriental Republic of Uruguay	4.125%	11/20/45	350	340
1	Oriental Republic of Uruguay	5.100%	6/18/50	800	870
Total Uruguay (Cost $2,803)					3,059
Venezuela (2.4%)
Sovereign Bonds (U.S. Dollar-Denominated) (2.4%)
	Bolivarian Republic of Venezuela	5.750%	2/26/16	490	282
	Bolivarian Republic of Venezuela	13.625%	8/15/18	476	232
	Bolivarian Republic of Venezuela	7.000%	12/1/18	682	236
	Bolivarian Republic of Venezuela	7.750%	10/13/19	956	311
	Bolivarian Republic of Venezuela	6.000%	12/9/20	600	192
1	Bolivarian Republic of Venezuela	12.750%	8/23/22	1,215	456
	Bolivarian Republic of Venezuela	9.000%	5/7/23	451	149
	Bolivarian Republic of Venezuela	8.250%	10/13/24	234	76
	Bolivarian Republic of Venezuela	7.650%	4/21/25	450	144
	Bolivarian Republic of Venezuela	11.750%	10/21/26	1,175	420
	Bolivarian Republic of Venezuela	9.250%	9/15/27	1,497	539
	Bolivarian Republic of Venezuela	9.250%	5/7/28	540	182
1	Bolivarian Republic of Venezuela	11.950%	8/5/31	2,956	1,064
	Bolivarian Republic of Venezuela	9.375%	1/13/34	450	154
	Bolivarian Republic of Venezuela	7.000%	3/31/38	675	213
	CA La Electricidad de Caracas	8.500%	4/10/18	200	61
2	CITGO Petroleum Corp.	6.250%	8/15/22	200	194
	Petroleos de Venezuela SA	5.250%	4/12/17	1,175	437
1	Petroleos de Venezuela SA	8.500%	11/2/17	2,434	1,387
1	Petroleos de Venezuela SA	9.000%	11/17/21	938	334
1	Petroleos de Venezuela SA	12.750%	2/17/22	1,205	506
1	Petroleos de Venezuela SA	6.000%	11/15/26	1,726	535
	Petroleos de Venezuela SA	5.375%	4/12/27	1,081	332
1	Petroleos de Venezuela SA	9.750%	5/17/35	1,895	676
	Petroleos de Venezuela SA	5.500%	4/12/37	200	60

Total Venezuela (Cost $18,376)				9,172
Vietnam (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
2 Republic of Vietnam	4.800%	11/19/24	200	209
Socialist Republic of Vietnam	6.750%	1/29/20	519	587
Total Vietnam (Cost $767)				796
Zambia (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
Republic of Zambia	5.375%	9/20/22	200	179
2 Republic of Zambia	8.500%	4/14/24	450	475
Total Zambia (Cost $662)				654
Temporary Cash Investments (1.6%)
Time Deposits (0.2%)
United States Dollar Time Deposits	0.030%	2/2/15	783	783
			Shares
Money Market Fund (1.4%)
[12] Vanguard Market Liquidity Fund	0.133%		5,132,895	5,133
Total Temporary Cash Investments (Cost $5,916)				5,916
Total Investments (100.0%) (Cost $390,922)				380,964
Other Assets and Liabilities-Net (0.0%)				152
Net Assets (100%)				381,116

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the aggregate value of these securities was $64,664,000, representing 17.0% of net assets.
3 Adjustable-rate security.
4 Guaranteed by the Republic of Hungary.
5 Guaranteed by the Federation of Malaysia.
6 Guaranteed by the Government of Mongolia.
7 Guaranteed by the Republic of Mozambique.
8 Guaranteed by the Republic of the Philippines.
9 Guaranteed by the State of Qatar.
10 Guaranteed by the Republic of Turkey.
11 Guaranteed by the Govenment of the Ukraine.
12 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the

Emerging Markets Government Bond Index Fund

foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	49	—
Sovereign Bonds	—	374,999	—
Temporary Cash Investments	5,133	783	—
Total	5,133	375,831	—

C. At January 31, 2015, the cost of investment securities for tax purposes was $390,922,000. Net unrealized depreciation of investment securities for tax purposes was $9,958,000, consisting of unrealized gains of $12,046,000 on securities that had risen in value since their purchase and $22,004,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Global Minimum Volatility Fund

Schedule of Investments
As of January 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (97.9%)[1]
Australia (4.8%)
Telstra Corp. Ltd.	1,397,260	7,048
Transurban Group	685,058	4,899
Wesfarmers Ltd.	102,791	3,472
DUET Group	985,172	1,917
Sonic Healthcare Ltd.	126,263	1,843
BWP Trust	796,405	1,760
* AGL Energy Ltd.	155,191	1,716
ASX Ltd.	36,272	1,072
Sydney Airport	276,421	1,068
Harvey Norman Holdings Ltd.	288,503	881
Abacus Property Group	307,286	727
Woodside Petroleum Ltd.	25,104	667
Charter Hall Retail REIT	191,055	650
GPT Group	172,057	603
Coca-Cola Amatil Ltd.	61,747	463
JB Hi-Fi Ltd.	16,273	211
Ramsay Health Care Ltd.	3,958	182
Cochlear Ltd.	2,668	172
Stockland	50,000	170
		29,521
Austria (0.1%)
OMV AG	13,558	337

Belgium (0.7%)
Delhaize Group SA	18,325	1,524
Elia System Operator SA/NV	23,212	1,020
Sofina SA	9,541	982
Cofinimmo SA	4,692	574
UCB SA	2,802	218
		4,318
Brazil (1.6%)
Telefonica Brasil SA ADR	157,100	2,897
Embraer SA ADR	73,700	2,599
Gerdau SA ADR	439,700	1,517
Ultrapar Participacoes SA ADR	75,600	1,480
BRF SA ADR	43,200	1,025
Cia Brasileira de Distribuicao ADR	13,700	449
Tim Participacoes SA ADR	8,100	179
		10,146
Canada (6.3%)
BCE Inc.	185,900	8,538
Fortis Inc.	158,300	5,221
Dollarama Inc.	100,500	4,773
^ Emera Inc.	123,750	4,049
^ Canadian Tire Corp. Ltd. Class A	30,900	2,850
TELUS Corp.	69,200	2,374
* Thomson Reuters Corp.	54,300	2,084
Manitoba Telecom Services Inc.	90,200	1,821

^ Cineplex Inc.	49,300	1,753
^ Shaw Communications Inc. Class B	41,800	965
^ H&R REIT	46,000	884
^ Parkland Fuel Corp.	45,600	786
* Restaurant Brands International Inc.	19,500	756
^ Power Corp. of Canada	21,700	523
TransCanada Corp.	10,200	454
Intact Financial Corp.	6,600	441
^ RioCan REIT	12,100	280
^ Extendicare Inc.	42,000	225
Cominar REIT	14,100	215
* CGI Group Inc. Class A	4,400	174
DH Corp.	5,400	151
		39,317
Chile (0.2%)
Enersis SA ADR	41,500	633
Cia Cervecerias Unidas SA ADR	29,000	532
		1,165
China (0.3%)
China Mobile Ltd. ADR	27,500	1,796

Denmark (0.9%)
TDC A/S	320,021	2,368
* Topdanmark A/S	27,823	931
* William Demant Holding A/S	11,062	840
Tryg A/S	4,413	517
* Royal Unibrew A/S	1,957	334
ALK-Abello A/S	2,012	229
Matas A/S	7,170	155
		5,374
France (0.2%)
BioMerieux	7,524	822
^ Sodexo SA	5,000	496
		1,318
Germany (1.7%)
Fresenius Medical Care AG & Co. KGaA	37,230	2,759
Fielmann AG	39,184	2,664
MTU Aero Engines AG	15,632	1,430
Rhoen Klinikum AG	49,613	1,314
Fresenius SE & Co. KGaA	19,817	1,134
MAN SE	5,556	592
Henkel AG & Co. KGaA Preference Shares	4,432	508
Celesio AG	7,750	230
		10,631
Hong Kong (6.4%)
CLP Holdings Ltd.	954,500	8,521
Want Want China Holdings Ltd.	6,470,000	7,748
China Mengniu Dairy Co. Ltd.	1,150,000	5,240
Yuexiu REIT	6,004,000	3,167
Tingyi Cayman Islands Holding Corp.	1,142,000	2,813
Hang Seng Bank Ltd.	158,500	2,774
Chow Tai Fook Jewellery Group Ltd.	1,969,600	2,611
Television Broadcasts Ltd.	186,100	1,156
Hopewell Highway Infrastructure Ltd.	2,375,000	1,148
Uni-President China Holdings Ltd.	1,199,000	1,036

VTech Holdings Ltd.	56,300	793
AAC Technologies Holdings Inc.	112,000	716
Towngas China Co. Ltd.	691,000	603
Sun Art Retail Group Ltd.	378,250	341
Cheung Kong Infrastructure Holdings Ltd.	41,000	337
TCC International Holdings Ltd.	922,000	335
* Microport Scientific Corp.	492,000	213
Prosperity REIT	547,000	203
Road King Infrastructure Ltd.	201,000	172
Jardine Matheson Holdings Ltd.	800	51
		39,978
India (2.1%)
Infosys Ltd. ADR	180,300	6,145
Dr Reddy's Laboratories Ltd. ADR	119,500	6,031
HDFC Bank Ltd. ADR	16,900	963
2 Reliance Industries Ltd. GDR	6,378	189
		13,328
Indonesia (0.1%)
Telekomunikasi Indonesia Persero Tbk PT ADR	15,400	679

Israel (0.3%)
Paz Oil Co. Ltd.	5,690	728
Bezeq The Israeli Telecommunication Corp. Ltd.	159,441	254
Ituran Location and Control Ltd.	10,962	230
Teva Pharmaceutical Industries Ltd. ADR	3,500	199
Delek Automotive Systems Ltd.	19,918	191
Teva Pharmaceutical Industries Ltd.	3,000	170
		1,772
Italy (0.3%)
Parmalat SPA	628,084	1,779

Japan (3.0%)
Kagome Co. Ltd.	225,700	3,574
Takeda Pharmaceutical Co. Ltd.	44,700	2,233
MOS Food Services Inc.	56,200	1,166
TonenGeneral Sekiyu KK	127,000	1,123
Studio Alice Co. Ltd.	61,900	969
Kappa Create Holdings Co. Ltd.	94,500	923
Ringer Hut Co. Ltd.	44,500	874
Matsuya Foods Co. Ltd.	31,600	663
Sakata Seed Corp.	33,300	578
Kisoji Co. Ltd.	32,100	547
* Sumitomo Mitsui Construction Co. Ltd.	377,300	528
Fujiya Co. Ltd.	309,000	506
Sawai Pharmaceutical Co. Ltd.	7,800	472
Earth Chemical Co. Ltd.	13,200	441
Atom Corp.	58,100	436
Key Coffee Inc.	27,900	402
Morinaga & Co. Ltd.	128,000	398
Keiyo Co. Ltd.	80,900	384
Nitto Kohki Co. Ltd.	18,200	339
Mitsubishi Tanabe Pharma Corp.	21,100	334
Sagami Chain Co. Ltd.	29,000	293
Senshukai Co. Ltd.	34,200	241
Rock Field Co. Ltd.	13,500	241
Daisyo Corp.	18,000	227

Kourakuen Corp.	15,900	222
Kasumi Co. Ltd.	21,100	177
Hioki EE Corp.	11,600	175
Bic Camera Inc.	14,300	162
		18,628
Mexico (0.9%)
Grupo Aeroportuario del Pacifico SAB de CV ADR	50,200	3,334
* Fomento Economico Mexicano SAB de CV ADR	14,200	1,186
America Movil SAB de CV ADR	20,500	438
* Cemex SAB de CV ADR	31,500	280
* Grupo Televisa SAB ADR	5,200	170
		5,408
Netherlands (1.4%)
Reed Elsevier NV	142,682	3,488
Wolters Kluwer NV	115,617	3,454
Koninklijke Vopak NV	30,857	1,721
Wereldhave NV	2,500	180
		8,843
Norway (0.5%)
Norsk Hydro ASA	280,997	1,652
Telenor ASA	40,306	866
Yara International ASA	7,324	381
Orkla ASA	29,472	217
		3,116
Russia (0.6%)
MMC Norilsk Nickel OJSC ADR (London Shares)	107,807	1,777
Surgutneftegas OAO ADR	198,824	863
Gazprom OAO ADR	146,641	589
Rosneft OAO GDR	42,677	138
Mobile TeleSystems OJSC ADR	15,400	121
MMC Norilsk Nickel OJSC ADR	3,000	49
VTB Bank OJSC GDR	15,348	30
		3,567
Singapore (1.1%)
Singapore Airlines Ltd.	258,000	2,410
DBS Group Holdings Ltd.	102,000	1,487
Singapore Telecommunications Ltd.	240,600	725
Keppel Corp. Ltd.	110,000	706
CapitaMall Trust	204,000	315
Oversea-Chinese Banking Corp. Ltd.	30,148	231
StarHub Ltd.	68,000	210
Ascendas REIT	105,000	191
Religare Health Trust	249,000	189
CapitaCommercial Trust	118,200	154
* Hutchison Port Holdings Trust	137,100	98
		6,716
South Korea (3.0%)
S-Oil Corp.	60,468	3,326
LG Uplus Corp.	141,406	1,559
Yuhan Corp.	8,929	1,394
* KT Corp.	51,144	1,393
Bukwang Pharmaceutical Co. Ltd.	68,476	1,278
Hankook Tire Worldwide Co. Ltd.	50,129	1,150
LG Household & Health Care Ltd.	1,784	1,118
Korea Zinc Co. Ltd.	1,857	725

Hyundai Marine & Fire Insurance Co. Ltd.	30,245	720
Samsung Fire & Marine Insurance Co. Ltd.	2,673	720
Macquarie Korea Infrastructure Fund	106,880	718
Hyundai Steel Co.	9,620	577
Hyundai Greenfood Co. Ltd.	36,375	574
* Celltrion Inc.	15,010	557
NCSoft Corp.	2,505	457
* SM Entertainment Co.	12,286	409
Daou Technology Inc.	27,934	372
Green Cross Holdings Corp.	16,432	328
GS Holdings Corp.	7,638	289
Hite Jinro Co. Ltd.	13,595	286
POSCO Chemtech Co. Ltd.	2,217	274
Hyundai Department Store Co. Ltd.	1,719	186
CJ CheilJedang Corp.	507	162
		18,572
Spain (0.1%)
Viscofan SA	9,941	575

Sweden (0.3%)
Swedish Match AB	26,615	866
Svenska Cellulosa AB SCA Class B	23,755	573
Axfood AB	5,344	324
		1,763
Switzerland (3.3%)
Galenica AG	10,569	8,493
Kaba Holding AG Class B	5,720	2,875
Novartis AG	26,699	2,602
Allreal Holding AG	9,242	1,453
Swatch Group AG (Bearer)	3,272	1,301
Swisscom AG	1,652	968
Novartis AG ADR	9,400	915
Siegfried Holding AG	3,851	642
Chocoladefabriken Lindt & Sprungli AG	106	552
Alpiq Holding AG	4,043	286
Swiss Re AG	2,424	219
Kuehne & Nagel International AG	1,585	218
		20,524
Taiwan (1.0%)
Chunghwa Telecom Co. Ltd. ADR	144,300	4,335
United Microelectronics Corp. ADR	649,400	1,545
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	13,200	300
		6,180
United Kingdom (10.7%)
Next plc	85,091	9,247
Marks & Spencer Group plc	851,793	6,192
National Grid plc	381,314	5,361
British American Tobacco plc	86,820	4,898
Burberry Group plc	140,067	3,639
Greene King plc	278,496	3,519
GlaxoSmithKline plc	113,376	2,496
Centrica plc	561,391	2,477
Land Securities Group plc	118,995	2,281
Inmarsat plc	180,500	2,262
Antofagasta plc	213,869	2,085
Sage Group plc	259,893	1,874

Reed Elsevier plc	105,062	1,824
* Indivior plc	655,251	1,717
Tate & Lyle plc	161,545	1,648
G4S plc	348,376	1,493
BT Group plc	230,815	1,448
BAE Systems plc	171,174	1,303
UK Commercial Property Trust Ltd.	946,030	1,278
Kingfisher plc	228,018	1,173
F&C Commercial Property Trust Ltd.	537,029	1,128
Howden Joinery Group plc	170,488	1,088
DCC plc	20,229	1,072
Amlin plc	142,523	1,044
Sky plc	54,798	764
Compass Group plc	36,815	635
Ultra Electronics Holdings plc	17,786	467
SSE plc	15,088	365
Derwent London plc	5,835	285
Fresnillo plc	21,048	284
Hammerson plc	26,771	277
* BTG plc	16,716	199
Dixons Carphone plc	28,985	189
Severn Trent plc	5,352	173
Intu Properties plc	29,868	164
Meggitt plc	20,003	162
Cobham plc	25,000	123
		66,634
United States (46.0%)
Consumer Discretionary (4.0%)
Pier 1 Imports Inc.	386,600	6,499
McDonald's Corp.	41,800	3,864
Cracker Barrel Old Country Store Inc.	26,000	3,497
John Wiley & Sons Inc. Class A	30,300	1,877
Churchill Downs Inc.	17,600	1,672
Graham Holdings Co. Class B	1,700	1,590
CST Brands Inc.	27,800	1,198
Service Corp. International	50,400	1,141
Aaron's Inc.	28,900	915
Buckle Inc.	15,200	772
HSN Inc.	7,500	581
Monro Muffler Brake Inc.	7,400	423
Meredith Corp.	5,700	297
* Grand Canyon Education Inc.	5,400	237
Pool Corp.	3,800	236
* Tumi Holdings Inc.	6,900	156
		24,955
Consumer Staples (5.9%)
Church & Dwight Co. Inc.	111,800	9,047
Clorox Co.	69,100	7,374
Altria Group Inc.	130,500	6,929
Colgate-Palmolive Co.	71,800	4,848
Procter & Gamble Co.	37,550	3,165
Philip Morris International Inc.	26,500	2,126
J&J Snack Foods Corp.	13,100	1,285
Kimberly-Clark Corp.	6,000	648
Vector Group Ltd.	25,500	571
3 Wal-Mart Stores Inc.	5,050	429

McCormick & Co. Inc.	2,600	186
Spectrum Brands Holdings Inc.	1,700	152
		36,760
Energy (0.7%)
World Fuel Services Corp.	57,100	2,796
Nordic American Tankers Ltd.	127,000	1,285
Cosan Ltd.	25,400	176
		4,257
Financials (12.3%)
New York Community Bancorp Inc.	506,700	7,829
People's United Financial Inc.	552,600	7,775
3 Hudson Pacific Properties Inc.	210,500	6,810
Capitol Federal Financial Inc.	455,900	5,681
* Markel Corp.	8,300	5,672
* Beneficial Bancorp Inc.	480,449	5,184
Starwood Property Trust Inc.	207,600	4,968
WP Carey Inc.	67,700	4,862
Oritani Financial Corp.	206,400	2,912
Marsh & McLennan Cos. Inc.	46,600	2,506
TFS Financial Corp.	175,700	2,463
Colony Financial Inc.	96,800	2,425
Acadia Realty Trust	56,000	2,027
Capstead Mortgage Corp.	138,700	1,667
Ramco-Gershenson Properties Trust	76,300	1,493
Urstadt Biddle Properties Inc. Class A	47,000	1,104
Post Properties Inc.	17,300	1,051
Government Properties Income Trust	36,000	821
National Health Investors Inc.	9,400	703
Investors Real Estate Trust	82,500	681
Blackstone Mortgage Trust Inc. Class A	23,200	677
Equity One Inc.	24,100	656
Brookline Bancorp Inc.	68,100	654
Sun Communities Inc.	8,700	589
Alexandria Real Estate Equities Inc.	5,900	575
Liberty Property Trust	13,800	556
Two Harbors Investment Corp.	49,000	506
Northwest Bancshares Inc.	41,800	493
Universal Health Realty Income Trust	8,800	473
Safety Insurance Group Inc.	6,600	409
Equity LifeStyle Properties Inc.	6,800	372
Dime Community Bancshares Inc.	25,000	369
BioMed Realty Trust Inc.	13,800	337
Retail Properties of America Inc.	14,600	258
Camden Property Trust	3,300	254
PennyMac Mortgage Investment Trust	8,500	191
Chimera Investment Corp.	50,000	157
		76,160
Health Care (6.6%)
* Henry Schein Inc.	57,300	7,911
Patterson Cos. Inc.	130,500	6,537
Omnicare Inc.	66,800	5,009
* MEDNAX Inc.	70,600	4,793
AmerisourceBergen Corp. Class A	41,000	3,897
Johnson & Johnson	37,500	3,755
Pfizer Inc.	61,000	1,906
* Amsurg Corp.	26,600	1,468

* Magellan Health Inc.	24,400	1,467
* HeartWare International Inc.	11,100	927
Landauer Inc.	23,800	666
* Envision Healthcare Holdings Inc.	18,800	646
ResMed Inc.	9,600	600
Owens & Minor Inc.	16,300	558
Chemed Corp.	5,200	526
* LHC Group Inc.	10,900	324
* Haemonetics Corp.	4,700	186
		41,176
Industrials (5.1%)
United Parcel Service Inc. Class B	59,400	5,871
Rollins Inc.	153,400	5,070
* Stericycle Inc.	35,400	4,648
Covanta Holding Corp.	136,600	2,792
General Dynamics Corp.	20,100	2,677
Danaher Corp.	28,400	2,340
3M Co.	14,100	2,288
National Presto Industries Inc.	24,000	1,512
Carlisle Cos. Inc.	15,700	1,408
Illinois Tool Works Inc.	13,000	1,210
Matthews International Corp. Class A	22,400	1,038
Cubic Corp.	11,200	586
		31,440
Information Technology (6.9%)
Jack Henry & Associates Inc.	137,700	8,451
* CACI International Inc. Class A	91,500	7,740
MAXIMUS Inc.	113,750	6,338
Amdocs Ltd.	112,300	5,411
Motorola Solutions Inc.	68,600	4,281
Paychex Inc.	57,800	2,616
* Check Point Software Technologies Ltd.	17,000	1,312
FactSet Research Systems Inc.	8,900	1,278
* VeriSign Inc.	22,700	1,237
Automatic Data Processing Inc.	12,800	1,056
* InterXion Holding NV	34,300	936
* Genpact Ltd.	40,800	819
Leidos Holdings Inc.	16,000	662
Ebix Inc.	23,800	544
* Progress Software Corp.	19,000	476
		43,157
Materials (1.7%)
Compass Minerals International Inc.	57,300	5,008
Kaiser Aluminum Corp.	60,500	4,193
Silgan Holdings Inc.	17,500	900
AptarGroup Inc.	4,200	265
		10,366
Telecommunication Services (0.5%)
AT&T Inc.	63,200	2,081
Cogent Communications Holdings Inc.	30,100	1,115
		3,196
Utilities (2.3%)
3 Southern Co.	62,600	3,175
Empire District Electric Co.	97,500	2,971
Duke Energy Corp.	21,600	1,882

NorthWestern Corp.		27,300	1,577
Northeast Utilities		24,000	1,334
ALLETE Inc.		20,000	1,133
UIL Holdings Corp.		16,100	741
Great Plains Energy Inc.		21,700	642
Vectren Corp.		12,900	618
Portland General Electric Co.		8,200	325
			14,398
			285,865
Total Common Stocks (Cost $583,717)			607,850
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (3.0%)[1]
Money Market Fund (3.0%)
[4,5] Vanguard Market Liquidity Fund (Cost
$18,590)	0.133%	18,589,715	18,590

Total Investments (100.9%) (Cost $602,307)			626,440
Other Assets and Liabilities-Net (-0.9%)[5]			(5,408)
Net Assets (100%)			621,032

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,713,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.2% and 2.7%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
3 Securities with a value of $986,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $12,744,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

Global Minimum Volatility Fund

(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—International	79,114	242,871	—
Common Stocks—United States	285,865	—	—
Temporary Cash Investments	18,590	—	—
Futures Contracts—Assets[1]	23	—	—
Futures Contracts—Liabilities[1]	(52)	—	—
Forward Currency Contracts—Assets	—	12,441	—
Forward Currency Contracts—Liabilities	—	(2,915)	—
Total	383,540	252,397	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its

Global Minimum Volatility Fund

counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2015	9	894	(8)
FTSE 100 Index	March 2015	3	302	26
Dow Jones EURO STOXX 50 Index	March 2015	7	265	43
S&P ASX 200 Index	March 2015	2	216	15
Topix Index	March 2015	1	120	13
				89

Unrealized appreciation (depreciation) on open E-mini S&P 500 Index, FTSE 100 Index and Dow Jones EURO STOXX 50 Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

At January 31, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts, except for Indonesian rupiah and Taiwanese dollar contracts, is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Goldman Sachs International	2/3/15	GBP	42,255	USD	64,138	(495)
Credit Suisse International	2/3/15	CAD	49,215	USD	39,515	(786)

Global Minimum Volatility Fund

Goldman Sachs International	2/3/15	EUR	27,942	USD	31,743	(168)
Credit Suisse International	2/3/15	AUD	37,016	USD	29,507	(696)
Goldman Sachs International	2/3/15	JPY	2,082,950	USD	17,688	50
Credit Suisse International	2/3/15	CHF	1,922	USD	2,207	(114)
Credit Suisse International	2/3/15	ILS	7,109	USD	1,807	1
Credit Suisse International	2/3/15	SEK	9,100	USD	1,107	(7)
Goldman Sachs International	3/3/15	USD	67,183	GBP	44,270	516
BNP Paribas	2/3/15	USD	62,448	GBP	40,150	1,974
Credit Suisse International	3/3/15	USD	40,751	CAD	50,777	808
BNP Paribas	2/3/15	USD	40,416	CAD	47,186	3,284
Goldman Sachs International	3/3/15	USD	32,917	EUR	28,968	175
BNP Paribas	2/3/15	USD	32,209	EUR	26,388	2,390
Credit Suisse International	3/3/15	USD	30,237	AUD	38,006	705
BNP Paribas	2/3/15	USD	30,011	AUD	37,016	1,200
BNP Paribas	3/3/15	USD	20,792	CHF	18,795	290
BNP Paribas	3/3/15	USD	18,721	KRW	20,353,017	132
Goldman Sachs International	3/3/15	USD	18,584	JPY	2,187,810	(52)
BNP Paribas	2/3/15	USD	17,376	JPY	2,082,950	(363)
BNP Paribas	3/3/15	USD	13,804	INR	851,023	148
BNP Paribas	3/3/15	USD	10,518	BRL	27,350	408
BNP Paribas	3/3/15	USD	6,369	TWD	198,774	61
BNP Paribas	3/3/15	USD	5,531	MXN	81,372	113
BNP Paribas	3/3/15	USD	3,686	RUB	255,997	27
BNP Paribas	2/3/15	USD	3,161	GBP	2,105	(9)
BNP Paribas	3/3/15	USD	3,091	NOK	24,075	(22)
BNP Paribas	2/3/15	USD	1,895	CHF	1,922	(199)
BNP Paribas	2/3/15	USD	1,821	ILS	7,109	13
Credit Suisse International	3/3/15	USD	1,788	ILS	7,034	(1)
BNP Paribas	2/3/15	USD	1,752	EUR	1,554	(3)
Credit Suisse International	3/3/15	USD	1,726	SEK	14,190	11
Goldman Sachs International	2/3/15	USD	1,632	CAD	2,029	35
BNP Paribas	3/3/15	USD	1,215	CLP	759,761	20
BNP Paribas	2/3/15	USD	1,171	SEK	9,100	71
BNP Paribas	3/3/15	USD	695	IDR	8,735,744	9
						9,526

AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
CLP—Chilean peso.
EUR—Euro.
GBP—British pound.

Global Minimum Volatility Fund

IDR—Indonesian rupiah.
ILS—Israeli shekel.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
NOK—Norwegian krone.
RUB—Russian ruble.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.

At January 31, 2015, the counterparty had deposited in segregated accounts securities with a value of $5,068,000 in connection with amounts due to the fund for open forward currency contracts. After January 31, 2015, the counterparty posted additional collateral of $2,550,000 in connection with open forward currency contracts as of January 31, 2015.

E. At January 31, 2015, the cost of investment securities for tax purposes was $602,902,000. Net unrealized appreciation of investment securities for tax purposes was $23,538,000, consisting of unrealized gains of $42,031,000 on securities that had risen in value since their purchase and $18,493,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WHITEHALL FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: March 19, 2015
VANGUARD WHITEHALL FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: March 19, 2015

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620,
Incorporated by Reference.